Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cayman Islands 0.2%
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	2.921%		250,000	236,595
United States 2.1%
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%		1,000,000	960,460
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	3.313%		500,000	436,959
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class B
04/15/2025	4.030%		700,000	678,361
Total				2,075,780
Total Asset-Backed Securities — Non-Agency (Cost $2,444,722)				2,312,375

Commercial Mortgage-Backed Securities - Non-Agency(c) 4.8%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	284,677	437,371
United States 4.4%
CALI Mortgage Trust(a),(d)
Series 2019-101C Class F
03/10/2039	4.324%		300,000	274,015
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class A
1-month USD LIBOR + 0.931% Floor 0.931% 11/15/2036	1.635%		1,000,000	915,150
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		750,000	548,105
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		260,000	184,966
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%		300,000	194,203
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%		550,000	434,640
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2015-UES Class E
09/05/2032	3.621%		1,150,000	1,114,820
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%		500,000	437,216
Series 2020-SFR1 Class F
04/17/2037	3.431%		100,000	80,135
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%		200,000	180,228
Total				4,363,478
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,345,287)				4,800,849

Corporate Bonds & Notes(c) 52.6%

Australia 1.3%
Aurizon Network Pty Ltd.(a)
06/01/2026	3.125%	EUR	450,000	532,640
Ausgrid Finance Pty Ltd.(a)
07/30/2025	1.250%	EUR	470,000	513,721
Goodman Australia Finance Pty Ltd.(a)
09/27/2025	1.375%	EUR	240,000	258,020
Total				1,304,381
Belgium 0.4%
Belfius Bank SA(a)
08/30/2023	0.625%	EUR	400,000	433,699
Bermuda 0.9%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	504,307
05/15/2048	5.300%		345,000	376,820
Total				881,127
Brazil 0.6%
Braskem America Finance Co.(a)
07/22/2041	7.125%		200,000	180,095
Vale Overseas Ltd.
11/21/2036	6.875%		400,000	444,604
Total				624,699
Canada 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%		28,000	26,990
01/15/2028	3.875%		16,000	15,200
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%		4,000	4,113
04/15/2025	6.125%		97,000	96,130
11/01/2025	5.500%		37,000	37,415
01/15/2028	7.000%		6,000	6,217
01/30/2028	5.000%		19,000	17,988
01/30/2030	5.250%		20,000	18,931
Bombardier, Inc.(a)
12/01/2024	7.500%		18,000	12,147
03/15/2025	7.500%		14,000	10,012
04/15/2027	7.875%		23,000	15,625
Canadian Natural Resources Ltd.
06/01/2047	4.950%		25,000	17,950
GFL Environmental, Inc.(a)
12/15/2026	5.125%		17,000	16,682
05/01/2027	8.500%		18,000	18,087
HudBay Minerals, Inc.(a)
01/15/2023	7.250%		23,000	21,046
01/15/2025	7.625%		92,000	80,853
Hulk Finance Corp.(a)
06/01/2026	7.000%		16,000	15,716
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%		22,000	19,193
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%		14,000	14,096
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%		52,000	38,613
Total				503,004
Cayman Islands 0.0%
Global Aircraft Leasing Co., Ltd.(a),(e)
09/15/2024	6.500%		53,000	34,121
China 0.7%
JD.com, Inc.
01/14/2030	3.375%		400,000	398,242
Tencent Holdings Ltd.(a)
01/19/2028	3.595%		250,000	266,231
Total				664,473
Finland 0.3%
Sampo OYJ(a)
05/30/2025	1.250%	EUR	230,000	249,879
France 1.9%
Altice France SA(a)
05/01/2026	7.375%		106,000	105,959
02/01/2027	8.125%		28,000	29,178
01/15/2028	5.500%		41,000	38,679
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Banque Federative du Credit Mutuel SA(a)
07/17/2025	0.750%	EUR	400,000	429,879
BPCE SA(a)
09/26/2023	0.625%	EUR	400,000	433,679
Credit Mutuel Arkea SA(a)
01/17/2025	1.375%	EUR	500,000	548,752
Orange SA(a),(f)
Junior Subordinated
12/31/2049	5.000%	EUR	215,000	259,554
SPCM SA(a)
09/15/2025	4.875%		29,000	27,342
Total				1,873,022
Germany 1.1%
Commerzbank AG(a)
03/04/2026	1.000%	EUR	300,000	320,842
Grand City Properties SA(a)
08/03/2026	1.375%	EUR	500,000	534,228
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%		12,000	9,802
Vier Gas Transport GmbH(a)
09/10/2034	0.500%	EUR	200,000	194,315
Total				1,059,187
India 0.2%
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	236,354
Ireland 1.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%		13,000	13,035
08/15/2027	5.250%		58,000	59,508
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		745,000	795,141
Zurich Finance Ireland Designated Activity Co.(a)
06/17/2039	1.625%	EUR	330,000	328,168
Total				1,195,852
Italy 0.6%
Assicurazioni Generali SpA(a),(f)
Subordinated
06/08/2048	5.000%	EUR	380,000	447,123
Autostrade per l’Italia SpA(a)
09/26/2029	1.875%	EUR	200,000	166,661
Telecom Italia Capital SA
09/30/2034	6.000%		14,000	13,861
Total				627,645

2	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jersey 0.3%
Heathrow Funding Ltd.(a)
03/14/2034	1.875%	EUR	300,000	282,934
Luxembourg 0.8%
Altice France Holding SA(a)
02/15/2028	6.000%		76,000	66,245
ARD Finance SA(a),(e)
06/30/2027	6.500%		20,000	17,448
Bevco Lux Sarl(a)
02/09/2023	1.750%	EUR	550,000	594,842
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		44,000	36,425
INEOS Group Holdings SA(a)
08/01/2024	5.625%		27,000	23,837
Intelsat Jackson Holdings SA
08/01/2023	5.500%		23,000	15,053
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%		35,000	22,042
Intelsat Luxembourg SA
06/01/2023	8.125%		30,000	6,461
Total				782,353
Mauritius 0.3%
Network i2i Ltd.(a),(f)
12/31/2049	5.650%		400,000	316,000
Mexico 0.4%
Cemex SAB de CV(a)
04/16/2026	7.750%		400,000	360,556
Netherlands 1.7%
ABN AMRO Bank NV(a)
04/15/2026	0.500%	EUR	250,000	264,555
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%		4,000	3,874
05/15/2028	6.125%		21,000	19,366
Alpha 2 BV(a),(e)
06/01/2023	8.750%		37,000	33,488
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%		40,000	36,826
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	154,707
Constellium NV(a)
03/01/2025	6.625%		29,000	26,110
02/15/2026	5.875%		80,000	70,089
Innogy Finance BV(a)
06/03/2030	6.250%	GBP	315,000	516,890
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sensata Technologies BV(a)
10/01/2025	5.000%		47,000	44,769
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%		66,000	62,579
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		25,000	24,933
08/15/2027	8.500%		23,000	23,114
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	200,000	230,386
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		12,000	11,585
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		62,000	60,550
Ziggo BV(a)
01/15/2027	5.500%		103,000	102,979
Total				1,686,800
Norway 0.3%
DNB Bank ASA(a)
04/09/2024	0.250%	EUR	300,000	320,612
Spain 0.6%
CaixaBank SA(a)
05/17/2024	1.125%	EUR	300,000	323,222
NorteGas Energia Distribucion SAU(a)
09/28/2027	2.065%	EUR	235,000	262,103
Total				585,325
Sweden 0.8%
Akelius Residential Property AB(a)
02/07/2025	1.750%	EUR	380,000	414,249
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	404,736
Total				818,985
United Kingdom 6.6%
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	305,000	344,284
BP Capital Markets PLC(a)
11/08/2027	0.831%	EUR	250,000	253,769
British Telecommunications PLC(a)
06/23/2027	1.500%	EUR	440,000	478,175
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	263,609
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	358,312

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Credit Agricole SA(a)
05/03/2027	1.375%	EUR	500,000	555,311
DS Smith PLC(a)
09/12/2026	0.875%	EUR	470,000	468,393
G4S International Finance PLC(a)
05/24/2025	1.875%	EUR	280,000	297,199
GKN Holdings Ltd.(a)
09/19/2022	5.375%	GBP	275,000	360,640
HBOS PLC(f)
Subordinated
03/18/2030	4.500%	EUR	255,000	292,518
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	494,084
NGG Finance PLC(a),(f)
09/05/2082	2.125%	EUR	250,000	251,025
Rolls-Royce PLC(a)
05/09/2024	0.875%	EUR	285,000	296,495
Royal Bank of Scotland Group PLC(a),(f)
03/02/2026	1.750%	EUR	335,000	348,982
Sky PLC(a)
09/16/2024	3.750%		1,125,000	1,165,675
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%		31,000	31,497
05/15/2029	5.500%		33,000	33,126
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	263,868
Total				6,556,962
United States 31.1%
AbbVie, Inc.(a)
11/21/2049	4.250%		175,000	186,440
Acadia Healthcare Co., Inc.
07/01/2022	5.125%		29,000	28,065
02/15/2023	5.625%		4,000	3,808
03/01/2024	6.500%		18,000	17,739
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%		12,000	10,224
AES Corp. (The)
03/15/2023	4.500%		16,000	15,679
05/15/2023	4.875%		19,000	18,601
05/15/2026	6.000%		28,000	28,178
09/01/2027	5.125%		15,000	15,057
AG Issuer LLC(a)
03/01/2028	6.250%		10,000	8,456
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%		22,000	22,226
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	17,000	18,342
02/15/2028	5.875%	19,000	19,354
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	31,000	30,833
02/15/2030	4.875%	16,000	15,972
Allergan Funding SCS
06/15/2044	4.850%	70,000	81,712
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	24,000	18,122
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	31,000	29,298
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	35,000	33,558
01/15/2028	4.000%	64,000	58,474
Angus Chemical Co.(a)
02/15/2023	8.750%	61,000	59,819
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	805,000	876,753
Apergy Corp.
05/01/2026	6.375%	45,000	34,307
Appalachian Power Co.
05/15/2044	4.400%	800,000	850,993
APX Group, Inc.
12/01/2022	7.875%	45,000	42,856
09/01/2023	7.625%	47,000	36,827
APX Group, Inc.(a)
11/01/2024	8.500%	53,000	49,137
Aramark Services, Inc.(a)
02/01/2028	5.000%	16,000	14,875
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	26,000	18,329
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	3,000	2,561
Ascend Learning LLC(a)
08/01/2025	6.875%	25,000	23,294
08/01/2025	6.875%	24,000	22,282
ASGN, Inc.(a)
05/15/2028	4.625%	31,000	29,098
AT&T, Inc.
06/15/2045	4.350%	700,000	733,710
Avantor, Inc.(a)
10/01/2025	9.000%	59,000	62,077
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	8,000	7,007

4	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%		35,000	37,037
01/31/2027	8.500%		55,000	57,510
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%		55,000	49,722
11/15/2026	4.500%		21,000	19,356
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	365,000	404,766
06/06/2027	3.700%		333,000	336,809
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		22,000	22,229
Berry Global, Inc.
05/15/2022	5.500%		58,000	57,804
10/15/2022	6.000%		13,000	13,028
07/15/2023	5.125%		63,000	63,218
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%		46,000	42,427
Boyd Gaming Corp.
04/01/2026	6.375%		18,000	15,555
Boyd Gaming Corp.(a)
12/01/2027	4.750%		42,000	34,679
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%		150,000	143,279
BWAY Holding Co.(a)
04/15/2024	5.500%		44,000	40,467
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%		21,000	15,148
Callon Petroleum Co.
10/01/2024	6.125%		14,000	2,499
07/01/2026	6.375%		95,000	16,155
Calpine Corp.(a)
06/01/2026	5.250%		22,000	20,909
02/15/2028	4.500%		31,000	30,030
03/15/2028	5.125%		39,000	35,944
Camelot Finance SA(a)
11/01/2026	4.500%		21,000	20,348
Cardinal Health, Inc.
06/15/2047	4.368%		105,000	105,328
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%		4,000	956
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%		26,000	23,090
07/15/2027	5.000%		8,000	7,887
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%		49,000	50,045
05/01/2026	5.500%		2,000	2,030
05/01/2027	5.125%		140,000	140,345
03/01/2030	4.750%		111,000	110,528
08/15/2030	4.500%		36,000	35,287
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDK Global, Inc.
06/01/2027	4.875%	21,000	21,525
Centene Corp.(a)
01/15/2025	4.750%	11,000	11,168
06/01/2026	5.375%	50,000	51,484
08/15/2026	5.375%	34,000	34,681
12/15/2027	4.250%	56,000	54,885
12/15/2029	4.625%	72,000	72,320
02/15/2030	3.375%	44,000	40,960
Centene Corp.
01/15/2025	4.750%	30,000	30,342
Centennial Resource Production LLC(a)
01/15/2026	5.375%	26,000	6,269
04/01/2027	6.875%	32,000	7,838
CenturyLink, Inc.
03/15/2022	5.800%	78,000	78,950
04/01/2024	7.500%	24,000	26,278
04/01/2025	5.625%	73,000	73,859
CenturyLink, Inc.(a)
12/15/2026	5.125%	59,000	59,014
02/15/2027	4.000%	16,000	15,518
CF Industries, Inc.
03/15/2034	5.150%	12,000	12,176
03/15/2044	5.375%	5,000	4,758
CFX Escrow Corp.(a)
02/15/2024	6.000%	9,000	8,698
02/15/2026	6.375%	11,000	10,603
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	57,000	52,906
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	14,000	14,304
05/01/2028	4.250%	10,000	9,703
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	100,000	106,244
03/01/2050	4.800%	360,000	377,176
Chemours Co. (The)
05/15/2023	6.625%	24,000	20,399
05/15/2027	5.375%	8,000	6,215
Cheniere Energy Partners LP
10/01/2026	5.625%	39,000	35,880
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	52,000	44,919
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	36,000	34,229
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	33,000	30,924
Clean Harbors, Inc.(a)
07/15/2027	4.875%	11,000	10,724
07/15/2029	5.125%	8,000	7,458

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%		79,000	69,380
08/15/2027	5.125%		45,000	43,097
Clearway Energy Operating LLC
10/15/2025	5.750%		65,000	64,410
09/15/2026	5.000%		31,000	29,796
Clearway Energy Operating LLC(a)
03/15/2028	4.750%		21,000	19,542
CMS Energy Corp.
11/15/2025	3.600%		682,000	740,701
CommScope Finance LLC(a)
03/01/2024	5.500%		21,000	21,223
CommScope Technologies LLC(a)
06/15/2025	6.000%		35,000	32,047
Core & Main LP(a)
08/15/2025	6.125%		48,000	44,641
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%		111,000	56,042
CSC Holdings LLC(a)
10/15/2025	10.875%		81,000	87,581
02/01/2028	5.375%		66,000	67,871
02/01/2029	6.500%		128,000	138,004
01/15/2030	5.750%		23,000	23,327
CSX Corp.
09/15/2049	3.350%		195,000	189,033
CVS Health Corp.
03/25/2048	5.050%		440,000	502,409
Darling Ingredients, Inc.(a)
04/15/2027	5.250%		6,000	5,813
DCP Midstream Operating LP
05/15/2029	5.125%		28,000	17,659
04/01/2044	5.600%		102,000	45,076
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%		32,000	31,428
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%		25,000	20,305
08/15/2027	6.625%		22,000	14,691
Digital Stout Holding LLC(a)
07/19/2029	3.300%	GBP	210,000	259,722
Discovery Communications LLC
05/15/2049	5.300%		20,000	20,143
DISH DBS Corp.
03/15/2023	5.000%		35,000	33,531
11/15/2024	5.875%		25,000	24,301
07/01/2026	7.750%		88,000	90,466
DTE Energy Co.
06/01/2024	3.500%		750,000	773,226
10/01/2026	2.850%		490,000	482,143
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Duke Energy Corp.
09/01/2046	3.750%		115,000	115,027
06/15/2049	4.200%		390,000	411,077
Eldorado Resorts, Inc.
04/01/2025	6.000%		39,000	34,955
09/15/2026	6.000%		24,000	21,718
Emera U.S. Finance LP
06/15/2046	4.750%		620,000	578,489
Encompass Health Corp.
02/01/2028	4.500%		13,000	12,742
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%		7,000	4,827
01/30/2028	5.750%		23,000	15,542
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%		31,000	22,873
Endo Dac/Finance LLC/Finco, Inc.(a),(f)
02/01/2025	6.000%		26,000	17,724
Energizer Holdings, Inc.(a)
07/15/2026	6.375%		14,000	14,128
01/15/2027	7.750%		29,000	29,943
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%		10,000	10,001
Enterprise Products Operating LLC
01/31/2050	4.200%		150,000	141,342
01/31/2060	3.950%		120,000	102,366
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%		170,000	155,765
FedEx Corp.
04/01/2046	4.550%		350,000	329,421
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	650,000	696,592
Fiserv, Inc.
07/01/2027	1.125%	EUR	450,000	475,517
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,282,275
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%		20,000	18,639
Freeport-McMoRan, Inc.
09/01/2029	5.250%		36,000	33,951
03/15/2043	5.450%		99,000	87,021
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		44,000	42,500
03/01/2028	6.125%		41,000	38,969
frontdoor, Inc.(a)
08/15/2026	6.750%		12,000	11,511
Frontier Communications Corp.(a)
04/01/2026	8.500%		16,000	14,879

6	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Gartner, Inc.(a)
04/01/2025	5.125%		52,000	50,810
Gates Global LLC/Co.(a)
01/15/2026	6.250%		75,000	66,762
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%		4,000	2,890
02/01/2028	7.750%		18,000	12,601
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%		33,000	34,041
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		275,000	315,910
H&E Equipment Services, Inc.
09/01/2025	5.625%		21,000	19,655
HCA, Inc.
02/01/2025	5.375%		80,000	81,932
09/01/2028	5.625%		20,000	21,107
02/01/2029	5.875%		23,000	24,300
09/01/2030	3.500%		47,000	42,775
Herc Holdings, Inc.(a)
07/15/2027	5.500%		33,000	30,714
Hertz Corp. (The)(a)
06/01/2022	7.625%		25,000	20,216
10/15/2024	5.500%		18,000	9,882
08/01/2026	7.125%		39,000	20,628
01/15/2028	6.000%		75,000	39,275
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%		33,000	15,492
11/01/2028	6.250%		30,000	13,489
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%		25,000	25,235
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%		42,000	39,551
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%		36,000	30,234
Hologic, Inc.(a)
10/15/2025	4.375%		38,000	37,959
02/01/2028	4.625%		12,000	11,987
Honeywell International, Inc.
03/10/2032	0.750%	EUR	100,000	100,767
HUB International Ltd.(a)
05/01/2026	7.000%		40,000	39,624
IAA Spinco, Inc.(a)
06/15/2027	5.500%		22,000	21,288
iHeartCommunications, Inc.
05/01/2026	6.375%		17,082	16,281
05/01/2027	8.375%		90,385	78,750
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		12,000	10,509
01/15/2028	4.750%		25,000	22,237
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		28,000	27,226
International Game Technology PLC(a)
02/15/2022	6.250%		45,000	41,601
02/15/2025	6.500%		27,000	23,809
IRB Holding Corp.(a)
02/15/2026	6.750%		92,000	73,717
Iron Mountain, Inc.
08/15/2024	5.750%		60,000	59,832
Jagged Peak Energy LLC
05/01/2026	5.875%		39,000	29,211
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%		96,000	97,748
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		21,000	20,293
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	96,382
Kinder Morgan, Inc.
02/15/2046	5.050%		485,000	463,697
Kraft Heinz Foods Co. (The)(a)
05/25/2028	2.250%	EUR	400,000	377,415
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%		505,000	458,355
Kroger Co. (The)
01/15/2048	4.650%		210,000	231,835
L Brands Inc.
03/01/2033	6.950%		16,000	9,948
L Brands, Inc.
06/15/2029	7.500%		9,000	7,146
11/01/2035	6.875%		34,000	25,436
Lamar Media Corp.(a)
02/15/2028	3.750%		14,000	13,148
02/15/2030	4.000%		5,000	4,698
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%		17,000	16,767
11/01/2026	4.875%		25,000	25,454
Lennar Corp.
11/15/2024	5.875%		34,000	34,781
06/01/2026	5.250%		21,000	21,395
06/15/2027	5.000%		16,000	15,259
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%		26,000	24,000
10/15/2027	4.750%		21,000	18,869
Matador Resources Co.
09/15/2026	5.875%		85,000	24,938

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%	2,000	1,905
02/15/2029	5.625%	6,000	5,472
Mattel, Inc.(a)
12/15/2027	5.875%	28,000	28,807
Mattel, Inc.
11/01/2041	5.450%	27,000	21,059
Meritage Homes Corp.
04/01/2022	7.000%	49,000	48,967
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	20,000	17,152
02/01/2027	5.750%	18,000	16,185
01/15/2028	4.500%	18,000	15,120
Moog, Inc.(a)
12/15/2027	4.250%	18,000	16,265
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	29,000	25,519
MSCI, Inc.(a)
08/01/2026	4.750%	23,000	22,845
MTS Systems Corp.(a)
08/15/2027	5.750%	8,000	7,475
Nabors Industries Ltd.(a)
01/15/2026	7.250%	18,000	6,092
01/15/2028	7.500%	13,000	3,553
Nabors Industries, Inc.
09/15/2023	5.100%	17,000	3,630
02/01/2025	5.750%	50,000	11,020
Navient Corp.
03/25/2021	5.875%	8,000	7,883
06/15/2022	6.500%	40,000	39,147
03/25/2024	6.125%	37,000	34,269
03/15/2027	5.000%	18,000	15,481
NCR Corp.
07/15/2022	5.000%	19,000	18,155
12/15/2023	6.375%	49,000	48,845
NCR Corp.(a)
09/01/2027	5.750%	21,000	19,259
09/01/2029	6.125%	27,000	25,342
Netflix, Inc.
04/15/2028	4.875%	79,000	80,393
11/15/2028	5.875%	35,000	37,637
05/15/2029	6.375%	3,000	3,308
Netflix, Inc.(a)
11/15/2029	5.375%	24,000	25,092
06/15/2030	4.875%	32,000	32,714
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	21,000	20,800
09/15/2027	4.500%	92,000	90,263
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NFP Corp.(a)
07/15/2025	6.875%	51,000	50,177
NiSource, Inc.
05/15/2047	4.375%	425,000	432,788
Noble Energy, Inc.
11/15/2043	5.250%	150,000	93,734
Novelis Corp.(a)
09/30/2026	5.875%	93,000	92,025
01/30/2030	4.750%	43,000	38,550
Novolex(a)
01/15/2025	6.875%	15,000	14,024
NRG Energy, Inc.
01/15/2027	6.625%	74,000	76,809
NRG Energy, Inc.(a)
06/15/2029	5.250%	32,000	32,947
NuStar Logistics LP
06/01/2026	6.000%	17,000	12,593
04/28/2027	5.625%	46,000	35,635
Ortho-Clinical Diagnostics, Inc./SA(a)
02/01/2028	7.250%	9,000	7,818
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	11,000	10,230
03/15/2030	4.625%	37,000	33,133
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	35,000	34,809
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	48,000	33,843
02/15/2028	4.125%	27,000	18,395
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	43,000	42,744
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,098,460
Performance Food Group, Inc.(a)
10/15/2027	5.500%	34,000	31,531
PetSmart, Inc.(a)
03/15/2023	7.125%	56,000	52,791
06/01/2025	5.875%	54,000	53,791
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	975,000	640,332
Plantronics, Inc.(a)
05/31/2023	5.500%	46,000	32,909
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	98,000	95,846
Post Holdings, Inc.(a)
08/15/2026	5.000%	70,000	72,001
03/01/2027	5.750%	41,000	41,993
01/15/2028	5.625%	12,000	12,204
04/15/2030	4.625%	67,000	64,123

8	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,287,000	1,289,619
PQ Corp.(a)
11/15/2022	6.750%	101,000	102,712
12/15/2025	5.750%	38,000	34,205
Prestige Brands, Inc.(a)
03/01/2024	6.375%	52,000	53,266
01/15/2028	5.125%	14,000	13,983
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	57,000	47,884
PTC, Inc.(a)
02/15/2025	3.625%	7,000	6,589
02/15/2028	4.000%	11,000	10,664
QEP Resources, Inc.
03/01/2026	5.625%	30,000	10,965
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	59,000	57,012
Quicken Loans, Inc.(a)
05/01/2025	5.750%	49,000	48,750
01/15/2028	5.250%	50,000	48,672
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	10,000	9,022
02/15/2025	6.625%	35,000	29,275
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	85,000	88,899
11/15/2026	8.250%	48,000	50,974
Resideo Funding, Inc.(a)
11/01/2026	6.125%	41,000	35,760
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	65,000	66,163
SBA Communications Corp.
09/01/2024	4.875%	91,000	92,327
SBA Communications Corp.(a)
02/15/2027	3.875%	25,000	25,087
Scientific Games International, Inc.(a)
10/15/2025	5.000%	51,000	44,822
03/15/2026	8.250%	47,000	30,101
05/15/2028	7.000%	13,000	8,157
11/15/2029	7.250%	14,000	8,889
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	7,000	6,667
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	12,000	10,712
Select Medical Corp.(a)
08/15/2026	6.250%	56,000	56,053
Sempra Energy
06/15/2024	3.550%	465,000	458,759
06/15/2027	3.250%	260,000	255,954
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	10,000	9,067
SESI LLC
09/15/2024	7.750%	14,000	3,530
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	16,000	13,770
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	17,000	17,246
07/15/2026	5.375%	46,000	46,925
SM Energy Co.
06/01/2025	5.625%	14,000	4,040
09/15/2026	6.750%	43,000	12,951
01/15/2027	6.625%	37,000	11,134
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	25,000	24,487
Southern Co. (The)
07/01/2046	4.400%	450,000	468,119
Spectrum Brands, Inc.
07/15/2025	5.750%	48,000	45,223
Springleaf Finance Corp.
03/15/2023	5.625%	21,000	20,545
03/15/2024	6.125%	40,000	39,694
Sprint Capital Corp.
11/15/2028	6.875%	81,000	92,464
03/15/2032	8.750%	16,000	21,173
Sprint Corp.
03/01/2026	7.625%	49,000	55,479
SPX FLOW, Inc.(a)
08/15/2024	5.625%	9,000	8,773
Staples, Inc.(a)
04/15/2026	7.500%	10,000	8,830
04/15/2027	10.750%	7,000	5,373
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	20,000	18,948
Sunoco LP/Finance Corp.
01/15/2023	4.875%	13,000	12,480
02/15/2026	5.500%	37,000	32,010
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	15,000	10,845
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	26,000	13,785
01/15/2028	5.500%	21,000	10,928
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	21,000	17,274
01/15/2028	5.000%	77,000	62,810
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	62,000	47,740

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%		21,000	19,010
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%		700,000	789,322
TEGNA, Inc.(a)
09/15/2029	5.000%		31,000	28,023
Teleflex, Inc.
06/01/2026	4.875%		11,000	10,949
11/15/2027	4.625%		25,000	25,189
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%		8,000	7,419
Tenet Healthcare Corp.
06/15/2023	6.750%		43,000	39,718
08/01/2025	7.000%		26,000	22,632
Tenet Healthcare Corp.(a)
02/01/2027	6.250%		54,000	52,644
11/01/2027	5.125%		85,000	81,336
TerraForm Power Operating LLC(a)
01/31/2028	5.000%		22,000	23,071
01/15/2030	4.750%		28,000	27,160
Thermo Fisher Scientific, Inc.
10/01/2049	1.875%	EUR	250,000	218,024
T-Mobile U.S.A., Inc.
01/15/2026	6.500%		126,000	132,314
02/01/2026	4.500%		23,000	23,532
02/01/2028	4.750%		43,000	44,762
TransDigm, Inc.
05/15/2025	6.500%		68,000	64,653
06/15/2026	6.375%		45,000	43,144
03/15/2027	7.500%		17,000	16,502
TransDigm, Inc.(a)
03/15/2026	6.250%		132,000	131,534
11/15/2027	5.500%		61,000	54,821
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		41,000	32,800
Transocean Guardian Ltd.(a)
01/15/2024	5.875%		17,535	14,075
Transocean Sentry Ltd.(a)
05/15/2023	5.375%		44,000	36,960
Transocean, Inc.(a)
02/01/2027	8.000%		15,000	7,118
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%		15,000	14,018
TriMas Corp.(a)
10/15/2025	4.875%		5,000	4,743
Twitter, Inc.(a)
12/15/2027	3.875%		21,000	20,235
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
11/01/2023	7.500%		33,000	32,505
Union Pacific Corp.
08/15/2059	3.950%		200,000	210,378
United Rentals North America, Inc.
09/15/2026	5.875%		64,000	64,906
12/15/2026	6.500%		39,000	39,641
07/15/2030	4.000%		13,000	11,440
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%		20,000	12,680
USI, Inc.(a)
05/01/2025	6.875%		15,000	14,151
Valvoline, Inc.
08/15/2025	4.375%		33,000	31,585
Valvoline, Inc.(a)
02/15/2030	4.250%		22,000	20,639
Verizon Communications, Inc.
10/27/2026	1.375%	EUR	340,000	372,825
Verscend Escrow Corp.(a)
08/15/2026	9.750%		47,000	46,972
Viasat, Inc.(a)
04/15/2027	5.625%		13,000	13,094
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%		23,000	21,129
02/15/2027	3.750%		33,000	31,098
12/01/2029	4.625%		19,000	17,354
08/15/2030	4.125%		43,000	40,574
Viking Cruises Ltd.(a)
09/15/2027	5.875%		51,000	30,512
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		14,000	14,429
02/15/2027	5.625%		48,000	49,485
07/31/2027	5.000%		29,000	29,415
VOC Escrow Ltd.(a)
02/15/2028	5.000%		8,000	5,859
Wells Fargo & Co.
10/23/2026	3.000%		160,000	166,655
WESCO Distribution, Inc.
06/15/2024	5.375%		18,000	15,403
Williams Companies, Inc. (The)
09/15/2045	5.100%		365,000	331,546
WPX Energy, Inc.
09/15/2024	5.250%		50,000	30,500
01/15/2030	4.500%		96,000	52,032
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		30,000	27,914
XPO Logistics, Inc.(a)
06/15/2022	6.500%		20,000	20,076

10	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.(a),(g)
04/01/2025	7.750%	5,000	5,266
Yum! Brands, Inc.(a)
01/15/2030	4.750%	16,000	15,036
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	8,000	7,906
Total			30,930,335
Total Corporate Bonds & Notes (Cost $55,102,542)			52,328,305

Foreign Government Obligations(c),(h) 18.3%

Angola 0.1%
Angolan Government International Bond(a)
11/26/2049	9.125%	200,000	78,219
Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%	200,000	198,974
Brazil 0.5%
Brazilian Government International Bond
01/27/2045	5.000%	500,000	474,887
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	6,000	5,042
06/01/2027	5.250%	32,000	26,954
Total			31,996
Chile 0.2%
Chile Government International Bond
01/25/2050	3.500%	200,000	206,403
Colombia 0.4%
Colombia Government International Bond
01/30/2030	3.000%	400,000	365,070
Costa Rica 0.2%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	200,000	179,201
Dominican Republic 0.8%
Dominican Republic International Bond(a)
04/20/2027	8.625%	642,000	675,000
01/30/2030	4.500%	150,000	129,748
Total			804,748
Foreign Government Obligations(c),(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.8%
Egypt Government International Bond(a)
01/15/2032	7.053%	200,000	162,795
03/01/2049	8.700%	400,000	330,733
03/01/2049	8.700%	355,000	293,526
Total			787,054
El Salvador 0.4%
El Salvador Government International Bond(a)
02/28/2029	8.625%	250,000	241,495
04/10/2032	8.250%	200,000	180,401
Total			421,896
Ghana 0.1%
Ghana Government International Bond(a)
02/11/2027	6.375%	200,000	147,010
Guatemala 0.2%
Guatemala Government Bond(a)
06/01/2050	6.125%	200,000	198,521
Honduras 0.4%
Honduras Government International Bond(a)
03/15/2024	7.500%	400,000	388,386
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%	200,000	178,463
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%	200,000	181,789
Total			360,252
Indonesia 2.9%
Indonesia Government International Bond(a)
05/05/2021	4.875%	364,000	367,663
01/08/2027	4.350%	400,000	414,900
01/15/2045	5.125%	200,000	221,875
Pertamina Persero PT(a)
01/21/2050	4.175%	400,000	341,680
PT Indonesia Asahan Aluminium Persero(a)
11/15/2023	5.710%	200,000	204,076
11/15/2048	6.757%	200,000	211,760
PT Pertamina Persero(a)
08/25/2030	3.100%	400,000	357,280
PT Perusahaan Listrik Negara(a)
07/17/2029	3.875%	200,000	186,498
02/05/2030	3.375%	200,000	184,820
Saka Energi Indonesia PT(a)
05/05/2024	4.450%	500,000	372,807
Total			2,863,359

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Foreign Government Obligations(c),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	229,537
Kazakhstan 0.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		300,000	296,800
Mexico 0.6%
Petroleos Mexicanos(a)
01/23/2030	6.840%		250,000	180,484
01/28/2031	5.950%		400,000	273,026
01/23/2050	7.690%		273,000	185,536
Total				639,046
Morocco 0.4%
Morocco Government International Bond(a)
06/19/2024	3.500%	EUR	330,000	382,319
Netherlands 1.8%
Enexis Holding NV(a)
07/02/2031	0.750%	EUR	600,000	643,569
MDGH - GMTN BV(a)
11/07/2049	3.700%		250,000	231,305
Petrobras Global Finance BV
03/19/2049	6.900%		250,000	242,811
Stedin Holding NV(a),(f)
12/31/2049	3.250%	EUR	270,000	298,463
Syngenta Finance NV(a)
04/24/2028	5.182%		500,000	425,967
Total				1,842,115
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	131,647
Paraguay 0.5%
Paraguay Government International Bond(a)
08/11/2044	6.100%		250,000	262,264
03/30/2050	5.400%		200,000	187,520
Total				449,784
Peru 0.5%
Peruvian Government International Bond
06/20/2030	2.844%		500,000	522,703
Philippines 0.3%
Philippine Government International Bond
02/01/2028	3.000%		250,000	261,151
Foreign Government Obligations(c),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar 0.7%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	428,706
04/23/2048	5.103%		250,000	303,126
Total				731,832
Romania 0.6%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	243,536
04/03/2049	4.625%	EUR	300,000	347,440
Total				590,976
Russian Federation 0.8%
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%		645,000	603,361
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		200,000	214,004
Total				817,365
Saudi Arabia 0.9%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	296,506
Saudi Government International Bond(a)
01/21/2055	3.750%		625,000	575,244
Total				871,750
Senegal 0.4%
Senegal Government International Bond(a)
07/30/2024	6.250%		400,000	376,018
South Africa 0.2%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%		200,000	169,067
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
03/14/2029	7.850%		200,000	114,102
Turkey 0.4%
Turkey Government International Bond
03/25/2027	6.000%		250,000	223,608
01/14/2041	6.000%		200,000	156,432
Total				380,040
Ukraine 0.6%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%		200,000	164,630
Ukraine Government International Bond(a)
09/01/2026	7.750%		500,000	459,749
Total				624,379

12	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Foreign Government Obligations(c),(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.8%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	850,000	787,648
Virgin Islands 0.5%
Sinopec Group Overseas Development 2016 Ltd.(a)
09/29/2026	2.750%	250,000	258,990
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	200,000	214,305
Total			473,295
Total Foreign Government Obligations (Cost $20,350,905)			18,197,550

Residential Mortgage-Backed Securities - Agency 0.4%

United States 0.4%
Federal National Mortgage Association(b),(i)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.103%	312,173	57,970
Government National Mortgage Association(b),(i)
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	5.427%	204,655	45,282
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.327%	187,494	39,338
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.277%	670,463	131,645
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.277%	823,369	156,754
Total			430,989
Total Residential Mortgage-Backed Securities - Agency (Cost $365,582)			430,989

Residential Mortgage-Backed Securities - Non-Agency 14.1%

Bermuda 0.8%
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	2.297%	842,442	782,721
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 13.3%
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2019-1 Class M1
11/25/2048	4.500%	1,000,000	915,879
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	2.697%	1,000,000	900,027
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	2.547%	200,000	181,304
COLT Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	1,000,000	957,543
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	2.747%	672,564	669,532
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	2.747%	797,000	648,614
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	440,000	411,264
GCAT LLC(a),(d)
CMO Series 2020-1 Class A1
01/26/2060	2.981%	675,280	663,947
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-1 Class B1
01/25/2059	4.800%	700,000	622,996
CMO Series 2019-2 Class A3
09/25/2059	3.007%	232,914	221,470
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	804,226	771,951
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	625,047	615,939
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	3.613%	345,040	268,710
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	3.597%	1,000,000	920,858

Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	838,240	797,554
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	2.897%	936,252	848,439
RCO V Mortgage LLC(a),(d)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	189,117	179,721
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	394,425
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	500,000	436,284
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	438,158
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(d)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	482,938	427,256
Vericrest Opportunity Loan Trust LXXXVIII LLC(a),(d)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	245,636	214,424
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	410,704	398,570
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	318,476
Total			13,223,341
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $15,155,910)			14,006,062

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(j),(k)	2,393,775	2,392,578
Total Money Market Funds (Cost $2,393,298)		2,392,578
Total Investments in Securities (Cost $101,158,246)		94,468,708
Other Assets & Liabilities, Net		5,064,339
Net Assets		$99,533,047

At March 31, 2020, securities and/or cash totaling $1,129,018 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
107,462 USD	100,000 EUR	Citi	04/17/2020	2,896	—
173,424 USD	150,000 GBP	Citi	04/17/2020	12,956	—
21,018,000 EUR	23,972,500 USD	UBS	04/17/2020	777,464	—
1,920,000 GBP	2,503,891 USD	UBS	04/17/2020	118,224	—
1,079,134 USD	1,000,000 EUR	UBS	04/17/2020	24,446	—
Total				935,986	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	8	06/2020	USD	1,109,500	58,858	—

14	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(23)	06/2020	USD	(4,118,438)	—	(370,000)
U.S. Treasury 10-Year Note	(172)	06/2020	USD	(23,854,250)	—	(1,266,182)
U.S. Ultra Treasury Bond	(21)	06/2020	USD	(4,659,375)	—	(538,828)
Total					—	(2,175,010)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Barclays	12/20/2024	1.000	Quarterly	USD	171,429	(851)	(57)	—	(3,545)	2,637	—
Deutsche Bank	Citi	12/20/2024	1.000	Quarterly	EUR	600,000	115,072	(221)	70,119	—	44,733	—
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Citi	12/20/2024	1.000	Quarterly	USD	2,783,000	(13,817)	(928)	—	(56,729)	41,985	—
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Citi	12/20/2024	1.000	Quarterly	USD	500,000	(2,482)	(167)	—	(10,339)	7,690	—
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Citi	12/20/2024	1.000	Quarterly	USD	171,428	(851)	(57)	—	(3,370)	2,461	—
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Goldman Sachs International	12/20/2024	1.000	Quarterly	USD	257,143	(1,277)	(86)	—	(5,054)	3,692	—
Total							95,794	(1,516)	70,119	(79,037)	103,198	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	USD	2,744,000	330,343	—	—	330,343	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	USD	1,658,000	12,848	—	—	12,848	—
Markit iTraxx Europe Crossover Index, Series 33	Morgan Stanley	06/20/2025	5.000	Quarterly	EUR	1,334,000	26,528	—	—	26,528	—
Markit iTraxx Europe Main Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	EUR	5,787,000	32,079	—	—	32,079	—
Total							401,798	—	—	401,798	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $67,659,756, which represents 67.98% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	4,043,674	19,240,679	(20,890,578)	2,393,775	302	(626)	13,864	2,392,578
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Variable Portfolio – Global Strategic Income Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	252,498	259,434
Total Asset-Backed Securities — Agency (Cost $256,928)			259,434

Asset-Backed Securities — Non-Agency 19.7%

American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class D
12/12/2025	2.970%	9,600,000	9,505,557
Subordinated Series 2018-3 Class C
10/15/2024	3.750%	6,500,000	6,477,162
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	3.181%	18,020,000	16,394,722
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	2,200,367	2,200,356
Series 2019-A Class A
07/15/2022	3.480%	7,390,725	7,269,587
Series 2019-B Class A
10/15/2026	2.720%	22,662,461	22,056,736
Series 2020-REV1 Class A
05/15/2029	2.170%	19,483,000	19,190,755
Subordinated Series 2018-A Class B
12/15/2022	3.950%	4,251,428	3,538,302
Subordinated Series 2018-B Class B
07/15/2022	4.110%	6,500,000	6,558,161
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	3.206%	22,300,000	19,211,004
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.220% 08/14/2030	2.924%	6,000,000	5,691,384
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.219%	24,000,000	21,358,080
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.370%	21,000,000	18,865,581
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLUB Credit Trust(a)
Series 2018-P3 Class A
01/15/2026	3.820%	7,301,734	6,955,877
Subordinated Series 2017-P2 Class B
01/15/2024	3.560%	6,147,252	6,041,454
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	2,102,043	2,039,064
Series 2019-B Class A
06/17/2024	2.660%	12,970,810	12,461,071
Series 2019-B Class B
06/17/2024	3.620%	11,000,000	10,565,058
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	10,624,536	10,312,068
Series 2019-A Class B
04/15/2026	4.010%	6,720,000	6,588,078
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	8,709,186	8,660,948
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	7,703,482	7,257,279
Series 2020-P1 Class A
03/15/2028	2.260%	7,397,638	7,094,162
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P1 Class A
07/15/2025	3.390%	6,291,845	6,047,813
Series 2018-P2 Class A
10/15/2025	3.470%	5,664,161	5,112,811
Subordinated Series 2017-NP2 Class C
01/16/2024	4.870%	2,211,610	2,199,115
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	10,000,000	9,989,985
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	3.042%	14,617,500	12,925,627
DT Auto Owner Trust(a)
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	6,900,000	6,716,272
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	11,675,000	11,861,062
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	10,000,000	10,007,485
ENVA LLC(a)
Series 2019-A Class A
06/22/2026	3.960%	5,089,507	4,837,186
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	9,600,000	8,978,356
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	10,700,000	8,672,913
GLS Auto Receivables Issuer Trust(a)
Series 2020-1A Class B
11/15/2024	2.430%	13,000,000	12,999,766
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	4,225,000	4,254,187
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	3.169%	10,000,000	9,277,590
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	13,656,505	13,494,901
Series 2019-2 Class A
08/15/2025	4.000%	16,420,168	16,226,323
Series 2019-3 Class A
10/15/2025	3.750%	17,414,874	17,211,449
Series 2019-7 Class A
01/15/2027	3.750%	16,244,227	16,110,052
Series 2020-1 Class A
01/16/2046	3.500%	22,301,154	22,046,702
Series 2020-2 Class A
02/15/2046	3.600%	10,933,421	10,840,828
Series 2020-T1 Class A
02/15/2046	3.500%	20,785,716	20,610,817
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	3.569%	20,000,000	18,475,580
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.169%	40,300,000	35,596,426
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	4.702%	14,000,000	11,958,982
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	4,468,828	4,351,796
Series 2019-1A Class B
04/16/2029	3.940%	11,039,000	10,482,670
Subordinated Series 2018-4A Class B
12/15/2028	4.210%	8,700,000	8,257,641
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	3.139%	7,000,000	6,646,577
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	3.219%	20,375,000	18,235,768
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	3.252%	45,625,000	41,183,132
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	23,470,000	23,232,728
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.052%	1,962,500	1,204,121
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	2.969%	31,700,000	29,783,164
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.269%	20,000,000	17,708,980
Pagaya AI Debt Selection Trust(a),(c)
Series 2019-1 Class A
06/15/2026	3.690%	13,344,482	12,677,258
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	7,786,569	7,407,333
Series 2019-3 Class A
11/16/2026	3.821%	19,574,553	18,182,642
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	1,989,271	1,989,256
Series 2018-1A Class C
06/17/2024	4.870%	12,900,000	12,509,779
Series 2019-1A Class A
04/15/2025	3.540%	2,989,377	2,939,446

18	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2A Class A
09/15/2025	3.200%	1,922,247	1,863,345
Series 2019-3A Class A
07/15/2025	3.190%	27,636,029	26,465,875
Series 2019-3A Class B
07/15/2025	3.590%	5,000,000	4,840,141
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	1,525,941	1,482,296
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	4,289,518	4,202,551
Prosper Pass-Through Trust(a),(c)
Series 2019-ST2 Class A
11/15/2025	3.750%	13,374,443	12,036,999
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.231%	28,000,000	25,840,640
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	4,800,750	4,711,528
Series 2017-5 Class A2
09/25/2026	2.780%	2,360,798	2,232,943
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	7,444,918	7,416,167
Series 2019-2 Class A
04/25/2028	3.010%	3,333,887	3,234,726
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	5	1,166,667
Series 2016-A Class RIO
01/25/2038	0.000%	8	832,000
Series 2016-A Class RPO
01/25/2038	0.000%	6	1,584,000
SoFi Professional Loan Program LLC(a),(c),(e),(f)
Series 2017-A Class R
03/26/2040	0.000%	50,000	1,885,000
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	3.201%	11,171,429	10,183,919
Upgrade Receivables Trust(a)
Series 2019-1A Class A
03/15/2025	3.480%	2,054,526	2,036,369
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	11,263,313	10,590,694
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL5 Class A1B
09/25/2049	4.250%	5,950,000	4,270,324
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	15,300,000	12,397,116
Total Asset-Backed Securities — Non-Agency (Cost $949,987,147)			888,810,265

Commercial Mortgage-Backed Securities - Agency 2.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(g)
Series 2017-K070 Class A2
11/25/2027	3.303%	5,205,000	5,903,914
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K071 Class A2
11/25/2050	3.286%	13,965,000	15,827,046
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	52,500,000	55,477,191
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	12,311,783	13,140,303
Government National Mortgage Association(g),(h)
Series 2019-147 Class IO
06/16/2061	0.680%	194,993,353	13,860,927
Total Commercial Mortgage-Backed Securities - Agency (Cost $98,823,122)			104,209,381

Commercial Mortgage-Backed Securities - Non-Agency 8.9%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,276,949	2,190,438
Series 2015-SFR2 Class A
10/17/2045	3.732%	22,316,391	21,372,729
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.955%	10,581,000	7,937,143
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.655%	3,950,000	2,488,142
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	3.245%	6,800,000	5,010,882

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	2.505%	6,950,000	5,381,837
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	3.105%	6,310,000	4,733,541
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	3.605%	2,000,000	1,439,599
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	3.125%	13,450,000	9,820,340
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.625%	1,500,000	1,005,000
CALI Mortgage Trust(a),(g)
Series 2019-101C Class E
03/10/2039	4.324%	6,500,000	6,425,670
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	2.205%	18,000,000	14,760,000
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.705%	20,800,000	14,560,000
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.834%	11,400,000	10,271,678
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	3.426%	14,900,000	11,243,467
COMM Mortgage Trust(a),(g)
Series 2020-CBM Class E
02/10/2037	3.632%	10,950,000	6,684,050
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	4.446%	3,800,000	2,838,391
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	4,200,000	3,410,594
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	13,932,834
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	21,800,000	15,508,673
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	4,500,000	3,081,190
Hilton U.S.A. Trust(a)
Series 2016-SFP Class A
11/05/2035	2.828%	5,400,000	5,372,936
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	9,483,546
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	10,375,000	10,351,657
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	1.605%	31,217,217	28,799,687
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.900%	23,321,867	21,618,408
Subordinated Series 2018-SFR1 Class E
1-month USD LIBOR + 2.000% 03/17/2037	2.800%	9,133,752	7,114,046
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.800%	12,850,000	10,385,618
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class E
11/10/2036	3.177%	13,400,000	10,644,872
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	10,316,541	10,193,663
Series 2018-SF3 Class A
10/17/2035	3.880%	20,361,199	19,632,969
Series 2018-SFR1 Class A
03/17/2035	3.255%	18,941,949	18,098,822
Series 2018-SFR2 Class A
08/17/2035	3.712%	13,515,000	12,983,575
Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,254,727

20	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	16,017,262
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,185,000	10,359,382
Subordinated Series 2019-SRF4 Class F
10/17/2036	3.684%	1,735,000	1,391,845
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.805%	16,200,000	13,365,964
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.955%	10,469,000	9,221,421
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.605%	16,259,000	13,256,099
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	1.905%	9,000,000	7,401,980
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $461,579,450)			402,044,677

Corporate Bonds & Notes 22.5%

Aerospace & Defense 0.9%
Bombardier, Inc.(a)
12/01/2024	7.500%	358,000	241,582
04/15/2027	7.875%	91,000	61,820
Moog, Inc.(a)
12/15/2027	4.250%	158,000	142,772
Northrop Grumman Corp.
01/15/2025	2.930%	11,960,000	12,147,257
01/15/2028	3.250%	14,895,000	15,450,991
05/01/2050	5.250%	6,727,000	9,090,578
TransDigm, Inc.(a)
03/15/2026	6.250%	1,135,000	1,130,991
11/15/2027	5.500%	658,000	591,345
TransDigm, Inc.
06/15/2026	6.375%	1,208,000	1,158,164
03/15/2027	7.500%	168,000	163,081
Total			40,178,581
Automotive 0.0%
Delphi Technologies PLC(a)
10/01/2025	5.000%	167,000	133,890
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IAA Spinco, Inc.(a)
06/15/2027	5.500%	75,000	72,572
IHO Verwaltungs GmbH(a),(i)
09/15/2026	4.750%	148,000	120,898
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	416,000	401,990
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	125,000	117,242
05/15/2027	8.500%	211,000	184,081
Total			1,030,673
Banking 1.5%
Ally Financial, Inc.
11/01/2031	8.000%	156,000	180,661
Bank of America Corp.(j)
10/22/2030	2.884%	12,655,000	12,635,631
03/20/2051	4.083%	1,665,000	1,882,825
BBVA Bancomer SA(a),(j)
Subordinated
11/12/2029	5.350%	2,910,000	2,626,403
Capital One Financial Corp.
05/12/2020	2.500%	13,110,000	13,116,322
JPMorgan Chase & Co.(j)
10/15/2030	2.739%	19,860,000	19,927,677
Morgan Stanley(j)
01/22/2031	2.699%	7,550,000	7,335,964
Wells Fargo & Co.
10/23/2026	3.000%	9,035,000	9,410,807
Total			67,116,290
Brokerage/Asset Managers/Exchanges 0.0%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	102,000	86,904
AG Issuer LLC(a)
03/01/2028	6.250%	100,000	84,557
LPL Holdings, Inc.(a)
Subordinated
11/15/2027	4.625%	98,000	90,689
NFP Corp.(a)
07/15/2025	6.875%	513,000	504,724
Total			766,874
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	373,000	357,635
01/15/2028	4.000%	417,000	380,994

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	606,000	547,851
11/15/2026	4.500%	259,000	238,728
Cemex SAB de CV(a)
11/19/2029	5.450%	19,663,000	16,044,161
Core & Main LP(a)
08/15/2025	6.125%	492,000	457,569
James Hardie International Finance DAC(a)
01/15/2025	4.750%	600,000	573,879
Total			18,600,817
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,025,000	1,027,528
05/01/2027	5.875%	901,000	928,497
03/01/2030	4.750%	687,000	684,076
08/15/2030	4.500%	725,000	710,650
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	14,895,000	15,605,641
Comcast Corp.
08/15/2047	4.000%	8,210,000	9,508,432
02/01/2050	3.450%	4,130,000	4,471,303
CSC Holdings LLC(a)
10/15/2025	6.625%	663,000	696,934
05/15/2026	5.500%	1,078,000	1,114,004
02/01/2028	5.375%	726,000	746,577
02/01/2029	6.500%	809,000	872,227
01/15/2030	5.750%	454,000	460,462
DISH DBS Corp.
07/01/2026	7.750%	1,213,000	1,246,992
Intelsat Jackson Holdings SA
08/01/2023	5.500%	245,000	160,349
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	199,000	125,325
Intelsat Luxembourg SA
06/01/2023	8.125%	263,000	56,641
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	201,000	181,338
02/15/2025	6.625%	382,000	319,515
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	157,000	159,271
04/15/2025	5.375%	679,000	690,733
Viasat, Inc.(a)
04/15/2027	5.625%	126,000	126,912
Virgin Media Finance PLC(a)
01/15/2025	5.750%	254,000	247,748
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	36,000	36,577
05/15/2029	5.500%	246,000	246,942
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	116,000	111,987
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	722,691
Ziggo BV(a)
01/15/2027	5.500%	522,000	521,893
Total			41,781,245
Chemicals 0.2%
Alpha 2 BV(a),(i)
06/01/2023	8.750%	409,000	370,183
Angus Chemical Co.(a)
02/15/2023	8.750%	340,000	333,419
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	407,000	374,700
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	405,000	379,724
CF Industries, Inc.
03/15/2034	5.150%	96,000	97,405
03/15/2044	5.375%	44,000	41,871
Chemours Co. (The)
05/15/2023	6.625%	157,000	133,441
05/15/2025	7.000%	30,000	24,950
05/15/2027	5.375%	68,000	52,826
INEOS Group Holdings SA(a)
08/01/2024	5.625%	488,000	430,840
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	280,000	272,259
LYB International Finance III LLC
10/15/2049	4.200%	2,960,000	2,841,176
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	705,000	701,658
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	869,000	849,901
PQ Corp.(a)
11/15/2022	6.750%	680,000	691,525
12/15/2025	5.750%	684,000	615,698
SPCM SA(a)
09/15/2025	4.875%	185,000	174,423
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	569,000	539,504
Total			8,925,503
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	226,000	211,522
Herc Holdings, Inc.(a)
07/15/2027	5.500%	295,000	274,565

22	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	216,000	217,480
United Rentals North America, Inc.
09/15/2026	5.875%	584,000	592,271
12/15/2026	6.500%	245,000	249,030
05/15/2027	5.500%	411,000	414,614
07/15/2030	4.000%	127,000	111,760
Total			2,071,242
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2022	7.875%	441,000	419,994
09/01/2023	7.625%	336,000	263,273
APX Group, Inc.(a)
11/01/2024	8.500%	511,000	473,759
ASGN, Inc.(a)
05/15/2028	4.625%	278,000	260,946
frontdoor, Inc.(a)
08/15/2026	6.750%	113,000	108,394
Match Group, Inc.
06/01/2024	6.375%	695,000	710,712
Match Group, Inc.(a)
12/15/2027	5.000%	17,000	16,191
02/15/2029	5.625%	51,000	46,512
Staples, Inc.(a)
04/15/2026	7.500%	88,000	77,704
04/15/2027	10.750%	63,000	48,354
Uber Technologies, Inc.(a)
11/01/2023	7.500%	286,000	281,707
Total			2,707,546
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	381,000	384,496
01/15/2027	7.750%	254,000	262,262
Mattel, Inc.(a)
12/31/2025	6.750%	212,000	215,853
12/15/2027	5.875%	279,000	287,040
Mattel, Inc.
11/01/2041	5.450%	61,000	47,579
Prestige Brands, Inc.(a)
03/01/2024	6.375%	464,000	475,294
01/15/2028	5.125%	121,000	120,852
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	116,000	109,491
10/15/2029	4.500%	69,000	65,715
Spectrum Brands, Inc.
07/15/2025	5.750%	462,000	435,267
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.(a)
02/15/2030	4.250%	212,000	198,885
Total			2,602,734
Diversified Manufacturing 0.2%
Carrier Global Corp.(a)
04/05/2040	3.377%	4,020,000	3,551,711
04/05/2050	3.577%	5,360,000	4,649,488
CFX Escrow Corp.(a)
02/15/2024	6.000%	86,000	83,114
02/15/2026	6.375%	104,000	100,245
Gates Global LLC/Co.(a)
01/15/2026	6.250%	649,000	577,715
MTS Systems Corp.(a)
08/15/2027	5.750%	65,000	60,733
Resideo Funding, Inc.(a)
11/01/2026	6.125%	333,000	290,441
SPX FLOW, Inc.(a)
08/15/2024	5.625%	232,000	226,158
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	144,000	143,399
WESCO Distribution, Inc.
06/15/2024	5.375%	362,000	309,779
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	154,000	152,187
Total			10,144,970
Electric 3.6%
AEP Texas, Inc.
01/15/2050	3.450%	6,785,000	6,126,098
AES Corp. (The)
03/15/2023	4.500%	724,000	709,486
09/01/2027	5.125%	245,000	245,932
Appalachian Power Co.
05/15/2044	4.400%	10,365,000	11,025,683
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	1,690,000	1,924,756
Calpine Corp.(a)
06/01/2026	5.250%	443,000	421,041
02/15/2028	4.500%	268,000	259,615
03/15/2028	5.125%	295,000	271,886
Clearway Energy Operating LLC
10/15/2025	5.750%	323,000	320,066
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	179,000	166,574

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%	4,145,000	4,270,051
11/15/2025	3.600%	585,000	635,352
02/15/2027	2.950%	619,000	610,343
03/31/2043	4.700%	640,000	690,721
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	9,180,000	9,311,515
DTE Energy Co.
10/01/2026	2.850%	18,977,000	18,672,705
Duke Energy Corp.
09/01/2046	3.750%	17,310,000	17,314,049
06/15/2049	4.200%	6,275,000	6,614,118
Duke Energy Indiana LLC
04/01/2050	2.750%	2,595,000	2,442,528
Emera U.S. Finance LP
06/15/2046	4.750%	17,116,000	15,970,032
Indiana Michigan Power Co.
07/01/2047	3.750%	1,322,000	1,291,437
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	187,000	185,219
09/15/2027	4.500%	598,000	586,709
NRG Energy, Inc.
01/15/2027	6.625%	633,000	657,031
01/15/2028	5.750%	43,000	43,572
NRG Energy, Inc.(a)
06/15/2029	5.250%	181,000	186,355
PacifiCorp.
02/15/2050	4.150%	3,475,000	3,876,995
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	410,000	407,555
San Diego Gas & Electric Co.(k)
04/15/2050	3.320%	4,235,000	4,229,368
Southern Co. (The)
07/01/2036	4.250%	2,260,000	2,271,545
07/01/2046	4.400%	17,340,000	18,038,197
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	249,000	261,121
01/15/2030	4.750%	232,000	225,041
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	153,000	157,683
02/15/2027	5.625%	475,000	489,692
07/31/2027	5.000%	242,000	245,461
WEC Energy Group, Inc.
06/15/2025	3.550%	3,420,000	3,464,340
Xcel Energy, Inc.
06/01/2025	3.300%	6,610,000	6,761,317
06/15/2028	4.000%	10,550,000	11,123,519
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.(k)
06/01/2030	3.400%	9,015,000	9,147,287
Total			161,651,995
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	103,000	100,417
07/15/2029	5.125%	72,000	67,125
GFL Environmental, Inc.(a)
05/01/2022	5.625%	204,000	205,530
12/15/2026	5.125%	145,000	142,286
05/01/2027	8.500%	244,000	245,176
Hulk Finance Corp.(a)
06/01/2026	7.000%	116,000	113,945
Total			874,479
Finance Companies 1.5%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	32,380,000	31,790,159
11/15/2035	4.418%	30,980,000	33,065,043
Global Aircraft Leasing Co., Ltd.(a),(i)
09/15/2024	6.500%	455,000	292,926
Navient Corp.
06/15/2022	6.500%	1,347,000	1,318,277
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	647,000	543,530
Quicken Loans, Inc.(a)
05/01/2025	5.750%	786,000	781,988
Springleaf Finance Corp.
03/15/2023	5.625%	148,000	144,791
03/15/2024	6.125%	241,000	239,154
03/15/2025	6.875%	285,000	287,391
Total			68,463,259
Food and Beverage 2.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	31,231,000	34,014,765
Bacardi Ltd.(a)
05/15/2048	5.300%	16,890,000	18,447,782
Conagra Brands, Inc.
11/01/2048	5.400%	8,300,000	9,281,980
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	51,000	49,413
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	417,000	345,213
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,245,132

24	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	25,418,000	23,070,222
Performance Food Group, Inc.(a)
10/15/2027	5.500%	118,000	109,432
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	208,000	209,923
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,238,000	1,267,995
01/15/2028	5.625%	176,000	178,994
04/15/2030	4.625%	603,000	577,108
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.146%	5,245,000	5,233,611
Total			95,031,570
Gaming 0.1%
Boyd Gaming Corp.
04/01/2026	6.375%	25,000	21,604
08/15/2026	6.000%	131,000	112,648
Boyd Gaming Corp.(a)
12/01/2027	4.750%	247,000	203,946
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	246,000	177,445
Eldorado Resorts, Inc.
04/01/2025	6.000%	386,000	345,964
09/15/2026	6.000%	239,000	216,279
International Game Technology PLC(a)
02/15/2022	6.250%	463,000	428,026
02/15/2025	6.500%	263,000	231,921
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	505,000	433,098
02/01/2027	5.750%	180,000	161,853
MGM Resorts International
03/15/2023	6.000%	168,000	160,861
Scientific Games International, Inc.(a)
10/15/2025	5.000%	472,000	414,826
03/15/2026	8.250%	472,000	302,287
05/15/2028	7.000%	119,000	74,667
11/15/2029	7.250%	120,000	76,192
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	177,000	167,686
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	203,000	186,490
02/15/2027	3.750%	320,000	301,552
12/01/2029	4.625%	162,000	147,967
08/15/2030	4.125%	320,000	301,946
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	311,000	289,376
Total			4,756,634
Health Care 1.5%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	465,000	458,270
Avantor, Inc.(a)
10/01/2025	9.000%	600,000	631,287
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	2.031%	10,234,000	9,730,378
Becton Dickinson and Co.
05/15/2044	4.875%	2,535,000	2,494,376
Cardinal Health, Inc.
09/15/2045	4.900%	2,275,000	2,349,132
06/15/2047	4.368%	5,803,000	5,821,118
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	638,000	592,175
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	216,000	220,686
05/01/2028	4.250%	91,000	88,296
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	201,000	191,110
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	327,000	306,424
Cigna Corp.
12/15/2048	4.900%	5,645,000	6,772,809
CVS Health Corp.
03/25/2048	5.050%	14,310,000	16,339,709
DaVita, Inc.
07/15/2024	5.125%	65,000	64,841
05/01/2025	5.000%	68,000	67,933
Encompass Health Corp.
02/01/2028	4.500%	110,000	107,818
HCA, Inc.
02/01/2025	5.375%	189,000	193,564
09/01/2028	5.625%	501,000	528,735
02/01/2029	5.875%	214,000	226,100
09/01/2030	3.500%	120,000	109,213
IQVIA, Inc.(a)
05/15/2027	5.000%	246,000	251,461
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	12,885,000	14,836,945
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	244,000	214,708
Ortho-Clinical Diagnostics, Inc./SA(a)
02/01/2028	7.250%	88,000	76,439

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(a)
08/15/2026	6.250%	389,000	389,367
Tenet Healthcare Corp.
04/01/2022	8.125%	140,000	133,446
07/15/2024	4.625%	482,000	461,075
05/01/2025	5.125%	257,000	245,613
08/01/2025	7.000%	499,000	434,352
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	495,000	472,300
02/01/2027	6.250%	301,000	293,439
11/01/2027	5.125%	864,000	826,759
Total			65,929,878
Healthcare Insurance 0.2%
Centene Corp.(a)
01/15/2025	4.750%	91,000	92,392
04/01/2025	5.250%	496,000	501,889
06/01/2026	5.375%	745,000	767,106
08/15/2026	5.375%	358,000	365,174
12/15/2027	4.250%	480,000	470,442
12/15/2029	4.625%	622,000	624,762
02/15/2030	3.375%	430,000	400,294
Centene Corp.
01/15/2025	4.750%	254,000	256,899
UnitedHealth Group, Inc.
10/15/2047	3.750%	3,220,000	3,539,221
Total			7,018,179
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	356,000	364,182
06/01/2026	5.250%	104,000	105,955
Meritage Homes Corp.
04/01/2022	7.000%	439,000	438,703
06/01/2025	6.000%	408,000	381,455
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	159,000	136,842
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	191,000	172,901
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	387,000	379,092
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	142,000	132,704
Total			2,111,834
Independent Energy 0.3%
Callon Petroleum Co.
10/01/2024	6.125%	130,000	23,209
07/01/2026	6.375%	1,050,000	178,550
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,485,000	3,523,320
06/30/2033	6.450%	1,795,000	1,467,485
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	33,000	7,886
Centennial Resource Production LLC(a)
01/15/2026	5.375%	229,000	55,213
04/01/2027	6.875%	279,000	68,339
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	981,000	495,287
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	288,000	194,616
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,612,913
Hess Corp.
02/15/2041	5.600%	1,965,000	1,348,622
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	365,000	171,352
11/01/2028	6.250%	247,000	111,059
Jagged Peak Energy LLC
05/01/2026	5.875%	603,000	451,642
Matador Resources Co.
09/15/2026	5.875%	717,000	210,356
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	411,000	289,781
02/15/2028	4.125%	264,000	179,864
PDC Energy, Inc.
09/15/2024	6.125%	155,000	82,507
05/15/2026	5.750%	120,000	61,400
QEP Resources, Inc.
03/01/2026	5.625%	278,000	101,608
SM Energy Co.
09/15/2026	6.750%	550,000	165,652
01/15/2027	6.625%	351,000	105,626
WPX Energy, Inc.
09/15/2024	5.250%	350,000	213,501
01/15/2030	4.500%	941,000	510,024
Total			13,629,812
Integrated Energy 0.1%
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	2,284,006
Leisure 0.0%
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	245,000	226,155
03/15/2026	5.625%	206,000	185,150
10/15/2027	4.750%	179,000	160,835

26	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(a)
09/15/2027	5.875%	504,000	301,530
VOC Escrow Ltd.(a)
02/15/2028	5.000%	77,000	56,391
Total			930,061
Life Insurance 0.7%
Brighthouse Financial, Inc.
06/22/2047	4.700%	85,000	67,109
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	2,810,000	2,597,158
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	4,977,024
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	992,000	1,118,581
05/15/2047	4.270%	10,325,000	10,074,721
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	6,193,031
06/15/2046	4.800%	4,816,000	5,061,023
Total			30,088,647
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	282,000	265,557
Media and Entertainment 0.4%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	756,000	663,936
08/15/2027	5.125%	426,000	407,987
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	265,000	215,233
08/15/2027	6.625%	193,000	128,884
Discovery Communications LLC
05/15/2049	5.300%	3,377,000	3,401,130
iHeartCommunications, Inc.
05/01/2026	6.375%	142,350	135,674
05/01/2027	8.375%	878,774	765,656
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	112,000	98,087
01/15/2028	4.750%	213,000	189,456
Lamar Media Corp.(a)
02/15/2028	3.750%	138,000	129,599
02/15/2030	4.000%	53,000	49,802
Netflix, Inc.
04/15/2028	4.875%	1,005,000	1,022,718
11/15/2028	5.875%	311,000	334,433
05/15/2029	6.375%	32,000	35,281
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2029	5.375%	379,000	396,244
06/15/2030	4.875%	276,000	282,157
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	94,000	87,420
03/15/2030	4.625%	321,000	287,454
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	105,000	93,728
TEGNA, Inc.(a)
09/15/2029	5.000%	279,000	252,210
Twitter, Inc.(a)
12/15/2027	3.875%	179,000	172,483
Walt Disney Co. (The)
03/23/2050	4.700%	5,750,000	7,461,507
Total			16,611,079
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	362,000	350,616
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	703,000	648,399
Constellium NV(a)
05/15/2024	5.750%	290,000	258,788
03/01/2025	6.625%	157,000	141,353
02/15/2026	5.875%	830,000	727,173
Freeport-McMoRan, Inc.
11/14/2024	4.550%	204,000	192,279
09/01/2029	5.250%	316,000	298,017
03/15/2043	5.450%	814,000	715,502
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	112,000	102,487
01/15/2025	7.625%	992,000	871,807
Novelis Corp.(a)
09/30/2026	5.875%	773,000	764,892
01/30/2030	4.750%	420,000	376,540
Total			5,447,853
Midstream 1.6%
Cheniere Energy Partners LP
10/01/2026	5.625%	408,000	375,360
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	460,000	397,364
DCP Midstream Operating LP
03/15/2023	3.875%	105,000	83,931
05/15/2029	5.125%	599,000	377,775
04/01/2044	5.600%	290,000	128,158
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	297,000	291,690

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
01/31/2050	4.200%	875,000	824,493
01/31/2060	3.950%	2,320,000	1,979,083
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	41,000	29,626
02/01/2028	7.750%	166,000	116,211
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	350,000	293,938
Kinder Morgan, Inc.
02/15/2046	5.050%	23,450,000	22,419,968
MPLX LP
04/15/2048	4.700%	6,430,000	4,970,942
NuStar Logistics LP
06/01/2026	6.000%	153,000	113,333
04/28/2027	5.625%	328,000	254,091
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	28,370,000	18,632,026
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	618,000	458,897
Sunoco LP/Finance Corp.
01/15/2023	4.875%	243,000	233,285
02/15/2026	5.500%	361,000	312,311
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	228,000	120,885
01/15/2028	5.500%	241,000	125,415
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	839,000	690,130
01/15/2028	5.000%	283,000	230,848
01/15/2029	6.875%	208,000	168,052
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	548,000	421,960
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	610,000	488,002
Western Gas Partners LP
08/15/2048	5.500%	8,000,000	3,008,319
Williams Companies, Inc. (The)
09/15/2045	5.100%	16,620,000	15,096,691
Total			72,642,784
Natural Gas 0.8%
NiSource, Inc.
02/15/2023	3.850%	4,755,000	4,792,357
02/15/2043	5.250%	990,000	1,063,423
05/15/2047	4.375%	12,320,000	12,545,758
Sempra Energy
11/15/2020	2.850%	10,845,000	10,803,688
11/15/2025	3.750%	7,365,000	7,135,616
06/15/2027	3.250%	637,000	627,087
Total			36,967,929
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	715,000	545,099
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	227,000	160,026
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	142,000	41,938
Nabors Industries Ltd.(a)
01/15/2026	7.250%	168,000	56,859
01/15/2028	7.500%	127,000	34,712
Nabors Industries, Inc.
02/01/2025	5.750%	422,000	93,007
SESI LLC
09/15/2024	7.750%	124,000	31,264
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	156,145	125,331
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	88,510	70,219
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	121,000	96,931
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	168,000	141,120
Transocean, Inc.(a)
01/15/2026	7.500%	85,000	39,310
02/01/2027	8.000%	145,000	68,805
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	540,000	347,881
09/01/2027	6.875%	65,000	41,211
Total			1,893,713
Packaging 0.1%
ARD Finance SA(a),(i)
06/30/2027	6.500%	125,000	109,047
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	698,000	699,869
08/15/2026	4.125%	234,000	234,231
08/15/2027	5.250%	279,000	286,256
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	144,000	145,496
Berry Global, Inc.
05/15/2022	5.500%	258,000	257,127
Berry Global, Inc.(a)
02/15/2026	4.500%	79,000	76,358
BWAY Holding Co.(a)
04/15/2024	5.500%	440,000	404,666
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	365,000	340,167

28	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	409,000	405,194
07/15/2024	7.000%	320,000	325,725
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	360,000	359,033
08/15/2027	8.500%	221,000	222,094
Total			3,865,263
Pharmaceuticals 0.9%
AbbVie, Inc.(a)
11/21/2049	4.250%	14,605,000	15,559,779
Allergan Funding SCS
06/15/2044	4.850%	7,435,000	8,678,993
Amgen, Inc.
02/21/2050	3.375%	4,565,000	4,741,095
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	166,000	170,673
04/15/2025	6.125%	739,000	732,368
11/01/2025	5.500%	436,000	440,892
04/01/2026	9.250%	657,000	695,234
01/31/2027	8.500%	311,000	325,195
01/30/2028	5.000%	156,000	147,688
01/30/2030	5.250%	155,000	146,715
Bristol-Myers Squibb Co.(a)
02/20/2048	4.550%	1,900,000	2,418,776
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	336,000	298,396
07/15/2027	5.000%	57,000	56,193
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	281,000	207,334
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
02/01/2025	6.000%	246,000	167,692
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	704,000	716,815
Johnson & Johnson
12/05/2033	4.375%	4,343,000	5,597,602
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	332,000	330,189
Total			41,431,629
Property & Casualty 0.0%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	267,000	252,344
HUB International Ltd.(a)
05/01/2026	7.000%	618,000	612,184
USI, Inc.(a)
05/01/2025	6.875%	146,000	137,741
Total			1,002,269
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.3%
CSX Corp.
09/15/2049	3.350%	2,254,000	2,185,031
11/01/2066	4.250%	6,465,000	6,402,280
Union Pacific Corp.(a)
03/20/2060	3.839%	2,715,000	2,874,810
Union Pacific Corp.
02/05/2070	3.750%	2,200,000	2,139,346
Total			13,601,467
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,234,000	1,242,325
01/15/2028	3.875%	139,000	132,047
IRB Holding Corp.(a)
02/15/2026	6.750%	906,000	725,957
Yum! Brands, Inc.(a),(k)
04/01/2025	7.750%	47,000	49,497
Total			2,149,826
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	28,000	23,907
03/01/2030	4.750%	28,000	23,959
L Brands, Inc.
06/15/2029	7.500%	130,000	103,217
11/01/2035	6.875%	303,000	226,679
Lowe’s Companies, Inc.
05/03/2047	4.050%	4,295,000	4,395,885
Penske Automotive Group, Inc.
08/15/2020	3.750%	600,000	583,830
PetSmart, Inc.(a)
03/15/2023	7.125%	478,000	450,608
06/01/2025	5.875%	379,000	377,530
Total			6,185,615
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	212,000	214,180
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	171,000	184,496
02/15/2028	5.875%	316,000	321,879
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	348,000	346,125
02/15/2030	4.875%	159,000	158,721

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kroger Co. (The)
04/15/2042	5.000%	3,154,000	3,444,138
02/01/2047	4.450%	5,000	5,206
01/15/2048	4.650%	6,386,000	7,049,995
Total			11,724,740
Technology 1.1%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	214,000	161,592
Ascend Learning LLC(a)
08/01/2025	6.875%	435,000	403,869
08/01/2025	6.875%	242,000	225,484
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	66,000	57,810
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	21,230,000	20,278,768
Camelot Finance SA(a)
11/01/2026	4.500%	185,000	179,254
CDK Global, Inc.
06/01/2027	4.875%	205,000	210,125
CommScope Finance LLC(a)
03/01/2024	5.500%	204,000	206,162
CommScope Technologies LLC(a)
06/15/2025	6.000%	371,000	339,703
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	100,000	100,005
Gartner, Inc.(a)
04/01/2025	5.125%	716,000	699,618
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	306,000	315,653
Intel Corp.
03/25/2060	4.950%	6,590,000	9,081,628
Iron Mountain, Inc.
08/15/2024	5.750%	481,000	479,649
Iron Mountain, Inc.(a)
09/15/2029	4.875%	139,000	130,528
NCR Corp.
07/15/2022	5.000%	233,000	222,635
12/15/2023	6.375%	485,000	483,462
NCR Corp.(a)
09/01/2027	5.750%	211,000	193,503
09/01/2029	6.125%	261,000	244,977
Oracle Corp.(k)
04/01/2060	3.850%	11,880,000	11,840,737
Plantronics, Inc.(a)
05/31/2023	5.500%	457,000	326,939
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.
05/15/2024	6.000%	451,000	464,136
PTC, Inc.(a)
02/15/2025	3.625%	73,000	68,716
02/15/2028	4.000%	105,000	101,796
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	740,000	715,067
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	39,000	40,789
11/15/2026	8.250%	525,000	557,526
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	88,000	79,791
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	225,000	220,385
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	76,000	70,484
VeriSign, Inc.
05/01/2023	4.625%	475,000	475,681
Verscend Escrow Corp.(a)
08/15/2026	9.750%	417,000	416,752
Total			49,393,224
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	18,000	15,476
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	215,000	165,131
07/15/2027	5.750%	234,000	185,915
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	7,985,000	7,800,504
11/01/2046	4.200%	3,105,000	2,845,005
FedEx Corp.
04/01/2046	4.550%	18,390,000	17,308,703
Hertz Corp. (The)(a)
06/01/2022	7.625%	264,000	213,485
10/15/2024	5.500%	176,000	96,622
08/01/2026	7.125%	212,000	112,133
01/15/2028	6.000%	669,000	350,337
XPO Logistics, Inc.(a)
06/15/2022	6.500%	212,000	212,810
Total			29,306,121
Wireless 0.2%
Altice France Holding SA(a)
05/15/2027	10.500%	404,000	427,025
02/15/2028	6.000%	319,000	278,054

30	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
05/01/2026	7.375%	873,000	872,665
02/01/2027	8.125%	290,000	302,196
01/15/2028	5.500%	354,000	333,963
SBA Communications Corp.
09/01/2024	4.875%	931,000	944,580
SBA Communications Corp.(a)
02/15/2027	3.875%	246,000	246,854
Sprint Capital Corp.
03/15/2032	8.750%	159,000	210,406
Sprint Corp.
02/15/2025	7.625%	1,682,000	1,861,416
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	1,084,000	1,138,320
02/01/2026	4.500%	361,000	369,351
04/15/2027	5.375%	350,000	360,211
02/01/2028	4.750%	553,000	575,655
Total			7,920,696
Wirelines 1.4%
AT&T, Inc.
03/01/2029	4.350%	28,403,000	30,422,591
06/15/2045	4.350%	7,200,000	7,546,731
CenturyLink, Inc.
03/15/2022	5.800%	960,000	971,688
12/01/2023	6.750%	552,000	586,946
CenturyLink, Inc.(a)
12/15/2026	5.125%	740,000	740,174
02/15/2027	4.000%	156,000	151,296
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	432,000	417,269
03/01/2028	6.125%	406,000	385,887
Frontier Communications Corp.(a)
04/01/2026	8.500%	287,000	266,897
Telecom Italia Capital SA
09/30/2034	6.000%	119,000	117,822
Verizon Communications, Inc.
09/21/2028	4.329%	3,565,000	4,041,217
08/10/2033	4.500%	11,250,000	13,239,272
03/22/2050	4.000%	3,780,000	4,437,375
Total			63,325,165
Total Corporate Bonds & Notes (Cost $1,017,143,768)			1,012,431,759

Foreign Government Obligations(l),(m) 1.8%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	1,365,000	1,338,127
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		57,000	47,898
06/01/2027	5.250%		319,000	268,698
Total				316,596
Colombia 0.1%
Colombia Government International Bond
05/15/2049	5.200%		5,983,000	6,269,019
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%		1,630,000	1,534,236
Egypt 0.0%
Egypt Government International Bond(a)
01/31/2047	8.500%		2,105,000	1,718,687
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%		3,545,000	3,442,074
03/15/2024	7.500%		2,256,000	2,190,499
Total				5,632,573
Indonesia 0.1%
Pertamina Persero PT(a)
01/21/2050	4.175%		7,086,000	6,052,850
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		5,205,000	4,778,960
10/17/2031	5.875%	EUR	10,000,000	9,450,862
Total				14,229,822
Mexico 0.2%
Petroleos Mexicanos(a)
01/28/2060	6.950%		13,920,000	9,358,611
Morocco 0.3%
Morocco Government International Bond(a)
06/19/2024	3.500%	EUR	9,400,000	10,890,301
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%		2,256,000	2,172,360
Oman 0.1%
Oman Government International Bond(a)
06/15/2021	3.625%		2,256,000	2,068,468

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Foreign Government Obligations(l),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.3%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	9,400,000	10,775,703
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		2,740,000	2,865,030
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%		1,775,000	1,586,519
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%		1,800,000	1,630,684
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%		2,256,000	2,242,106
Total Foreign Government Obligations (Cost $93,946,319)				80,681,692

Municipal Bonds 0.1%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Water & Sewer 0.1%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%		1,510,000	2,149,379
Total Municipal Bonds (Cost $1,914,318)				2,149,379

Residential Mortgage-Backed Securities - Agency 31.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2045	3.500%		26,127,060	28,104,292
10/01/2045	4.000%		17,674,553	19,107,248
04/01/2048	4.500%		33,745,059	36,353,697
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.195%		1,011,168	155,011
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.345%	2,706,390	499,026
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	5.495%	17,223,979	3,483,677
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.103%	50,894,813	9,895,193
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.345%	6,207,248	1,106,766
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.265%	2,340,423	430,431
Federal Home Loan Mortgage Corp.(h)
CMO Series 4176 Class BI
03/15/2043	3.500%	2,633,855	385,721
CMO Series 4182 Class DI
05/15/2039	3.500%	5,298,706	252,565
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	2.134%	2,487,903	141,115
Federal National Mortgage Association
02/01/2027- 08/01/2029	3.000%	14,603,713	15,306,542
08/01/2034	5.500%	777,560	878,300
08/01/2041	4.500%	1,633,421	1,789,739
08/01/2043- 06/01/2045	3.500%	11,573,753	12,374,563
05/01/2044- 05/01/2048	4.000%	49,438,547	53,452,115
CMO Series 2017-72 Class B
09/25/2047	3.000%	29,035,901	30,910,621
Federal National Mortgage Association(n)
08/01/2040- 06/01/2044	4.500%	15,310,511	16,769,692
Federal National Mortgage Association(h)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	4,448,458	421,017

32	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	4.953%	3,978,786	870,887
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.203%	4,976,079	820,974
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.053%	3,218,895	644,284
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.053%	16,155,158	2,412,069
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.053%	42,506,019	7,717,967
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	5.203%	18,134,460	4,004,713
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.153%	19,608,331	3,804,124
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.203%	14,942,700	3,434,436
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.203%	33,135,987	6,344,306
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	5.253%	21,259,050	4,073,130
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	5.253%	19,485,173	3,272,718
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	5.203%	30,855,258	6,691,151
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.103%	53,515,297	9,937,668
CMO Series 2019-42 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.103%	48,186,464	10,467,815
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.103%	47,771,627	8,663,538
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.103%	38,115,104	5,831,321
Government National Mortgage Association(n)
04/20/2048	4.500%	40,071,945	42,907,483
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	5,321,173	523,732
Government National Mortgage Association(b),(h)
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	5.427%	20,180,898	4,720,768
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	5.427%	28,966,688	6,532,825
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	5.427%	16,030,406	3,136,062

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	5.377%	18,864,242	3,694,754
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	5.427%	21,709,396	3,365,638
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	5.427%	21,948,608	4,548,814
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	5.427%	17,137,888	3,674,429
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	5.477%	25,103,793	5,615,076
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	5.427%	20,927,922	3,993,700
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.377%	19,037,348	3,448,263
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	5.427%	48,918,831	9,766,757
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.377%	41,403,233	7,412,851
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	5.427%	21,759,017	4,997,900
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	5.427%	25,095,080	4,324,517
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	5.427%	27,971,605	5,708,711
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.227%	35,153,935	7,318,599
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.377%	26,569,180	5,680,844
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.377%	28,945,743	5,537,353
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.277%	29,763,633	5,224,952
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	5.377%	27,833,004	5,127,755
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.277%	25,965,105	3,475,536
Government National Mortgage Association TBA(k)
04/21/2050	3.500%	149,000,000	157,044,719
Uniform Mortgage-Backed Security TBA(k)
04/20/2035- 04/15/2050	2.500%	211,500,000	219,148,603
04/20/2035- 04/15/2050	3.000%	340,000,000	356,289,628
04/20/2035- 04/15/2050	3.500%	97,000,000	102,470,554
04/15/2050	4.000%	83,000,000	88,512,607

34	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2050	4.500%	50,000,000	53,802,735
Total Residential Mortgage-Backed Securities - Agency (Cost $1,384,413,968)			1,438,814,597

Residential Mortgage-Backed Securities - Non-Agency 26.2%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	15,632,815	14,289,868
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	9,685,269
CMO Series 2019-2 Class A2
03/25/2049	3.782%	6,360,504	6,237,940
CMO Series 2019-2 Class A3
03/25/2049	3.833%	5,289,261	5,187,372
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	3,652,342	3,576,614
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	4,745,071	4,520,135
Arroyo Mortgage Trust(a),(g)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	11,635,421	10,569,482
ASG Resecuritization Trust(a),(g)
CMO Series 2009-2 Class G75
05/24/2036	3.334%	1,922,068	1,902,509
Bayview Opportunity Master Fund IIIb Trust(a),(g)
Series 2019-LT2 Class A1
10/28/2034	3.376%	3,379,539	3,093,056
Bayview Opportunity Master Fund IVa Trust(a),(g)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	624,482	621,415
Bayview Opportunity Master Fund Trust(a),(g)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	5,687,609	5,687,609
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.403%	493,514	491,902
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	5.495%	8,488,000	7,382,112
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	2.297%	13,196,010	12,260,546
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	2.547%	18,740,000	15,938,404
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	2.247%	2,520,862	2,508,127
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	2.047%	4,247,682	4,027,345
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	2.547%	29,000,000	26,289,129
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	4.127%	3,774,500	2,854,207
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	3.314%	9,073,905	8,406,755
BRAVO Residential Funding Trust(a),(g)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	7,099,423	6,904,559
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	3,185,957	3,059,458
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	3,750,000	3,338,913
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-2 Class A1
07/25/2049	2.880%	12,148,551	11,145,193
CMO Series 2019-3 Class A3
11/25/2059	3.135%	10,957,952	10,190,077
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	3.697%	14,900,000	13,757,817
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	19,432,980	19,932,715
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	2.061%	21,157,827	20,099,481
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	4.144%	164,395	163,604
CMO Series 2014-12 Class 3A1
10/25/2035	4.289%	2,336,704	2,299,325

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-C Class A
02/25/2054	3.250%	322,044	303,466
CMO Series 2015-A Class A4
06/25/2058	4.250%	1,422,767	1,376,623
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	8,096,829	7,391,973
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	8,113,271	7,950,034
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	4,134,990	53,988
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class A
01/25/2053	4.250%	4,831,832	4,756,154
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,554,836	3,540,176
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	6,000,000	5,686,881
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	3.097%	15,596,346	13,624,991
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2009-14R Class 4A9
10/26/2035	4.547%	301,434	300,775
CMO Series 2011-12R Class 3A1
07/27/2036	4.171%	647,910	637,040
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	5,191,143	4,750,299
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	474,694
CMO Series 2018-4A Class M1
10/25/2058	4.735%	11,655,000	11,316,061
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	846,000	804,640
CMO Series 2018-1A Class M1
12/25/2057	3.939%	5,900,000	5,684,468
Eagle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	2.397%	34,600,000	30,788,208
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	3,910,244	3,806,599
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	4,509,248	4,314,067
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	4,873,320
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	29,000,000	29,346,628
GCAT LLC(a),(g)
CMO Series 2019-2 Class A1
06/25/2024	3.475%	9,180,345	9,059,495
CMO Series 2019-3 Class A1
10/25/2049	3.352%	7,901,423	7,835,456
CMO Series 2020-1 Class A1
01/26/2060	2.981%	15,434,969	15,175,925
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	11,684,469	11,975,694
GCAT Trust(a),(g)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	5,514,865	5,617,284
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	7,695,731	7,807,278
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.847%	16,100,000	14,666,983
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	38,643,356	36,322,822
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	15,000,000	12,817,500
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	274,622	273,553
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	9,307,503	9,195,898
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	3,000,000	2,963,983
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	9,731,133	9,340,604
LVII Resecuritization Trust(a),(g)
Subordinated CMO Series 2009-3 Class B3
11/27/2037	5.777%	14,123,396	14,090,273
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	6,660,601	6,026,460

36	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	14,126,058	13,089,355
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	5,937,945	5,847,666
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	10,152,402	10,374,008
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	19,683,640	19,626,745
Series 2018-PLS1 Class C
01/25/2023	3.981%	12,891,398	12,863,127
Subordinated CMO Series 2018-PLS1 Class B
01/25/2023	3.588%	4,435,750	4,427,003
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	8,591,686	8,600,468
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	11,378,179	11,389,591
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	2.497%	3,927,613	3,684,169
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	2.347%	2,586,188	2,452,365
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.897%	14,000,000	12,646,413
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.947%	1,878,791	1,564,093
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	3.613%	21,565,000	16,794,376
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.363%	18,551,303	13,938,616
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.797%	25,950,000	23,800,551
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	3.597%	17,400,000	16,022,929
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2018-1A Class A1
04/25/2023	3.750%	14,334,762	14,459,190
CMO Series 2019-1A Class A1
01/25/2024	4.500%	24,385,171	23,201,581
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	6,343,930	5,674,866
Preston Ridge Partners Mortgage Trust(a),(g)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	10,053,000	8,643,953
PRPM LLC(a),(g)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	33,097,598	28,871,849
CMO Series 2020-1A Class A1
02/25/2025	2.981%	62,285,043	54,754,613
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	2.897%	8,800,770	7,975,327
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	3.110%	17,350,000	15,356,907
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	2.697%	10,000,000	9,106,364
RBSSP Resecuritization Trust(a),(g)
CMO Series 2010-1 Class 3A2
08/26/2035	4.592%	1,301,928	1,238,151
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	6,270,869	6,106,811
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	18,051,900	15,896,622
CMO Series 2019-2 Class A1
11/25/2024	3.475%	23,639,607	22,465,075
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	13,060,197	11,824,504
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	8,658,760	8,326,024

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SG Residential Mortgage Trust(a),(g)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,592,683
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	26,200,000	22,861,282
Toorak Mortgage Corp., Ltd.(g)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	12,200,000	10,974,020
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.947%	7,806,768	7,658,524
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(g)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	4,235,317	3,822,157
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(g)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	21,587,329	19,098,345
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	14,600,000	11,795,590
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	16,328,889	14,617,318
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	5,599,279	4,956,740
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	16,135,938	14,357,527
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	12,425,737	10,987,364
Vericrest Opportunity Loan Trust LXXXIV LLC(a),(g)
CMO Series 2019-NP10 Class A1A
12/27/2049	3.426%	5,403,274	5,092,086
Vericrest Opportunity Loan Trust LXXXVIII LLC(a),(g)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	14,738,148	12,865,404
Verus Securitization Trust(a),(g)
CMO Series 2017-2A Class A3
07/25/2047	2.845%	2,296,640	2,228,605
CMO Series 2018-3 Class A3
10/25/2058	4.282%	6,412,261	6,206,511
CMO Series 2019-1 Class A1
02/25/2059	3.836%	4,001,258	3,883,034
CMO Series 2019-3 Class A3
07/25/2059	3.040%	8,088,675	7,785,587
CMO Series 2019-4 Class A3
11/25/2059	3.000%	11,102,090	10,709,714
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	8,745,397	8,483,145
CMO Series 2020-1 Class A3
01/25/2060	2.724%	16,702,832	16,068,647
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	2,741,716	2,477,518
Subordinated CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	6,000,000	5,434,859
Visio Trust(a),(g)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	9,875,575	9,808,392
CMO Series 2019-2 Class A3
11/25/2054	3.076%	7,805,209	7,295,806
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,269,651,798)			1,179,455,401

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Ellie Mae, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	5.200%	359,195	312,949
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	4.297%	274,476	249,314
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	8.547%	76,349	64,387
BellRing Brands LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	222,187	207,190
Froneri International PLC(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	6.739%	57,000	51,300
Total			572,191

38	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Big River Steel LLC(b),(c),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.450%	326,431	310,109
Technology 0.0%
Ascend Learning LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	132,371	117,314
Informatica LLC(o)
2nd Lien Term Loan
02/25/2025	7.125%	141,000	124,080
Project Alpha Intermediate Holding, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	223,763	200,268
Ultimate Software Group, Inc. (The)(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	4.739%	165,170	153,332
Total			594,994
Total Senior Loans (Cost $1,964,170)			1,790,243

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	30,048,500	33,659,015
08/15/2048	3.000%	7,560,000	10,456,425
Total U.S. Treasury Obligations (Cost $37,272,716)			44,115,440

Options Purchased Calls 0.7%
Value ($)
(Cost $4,217,160)	29,524,076

Options Purchased Puts 0.0%

(Cost $2,392,575)	40,015

Money Market Funds 6.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(p),(q)	299,940,063	299,790,093
Total Money Market Funds (Cost $299,865,141)		299,790,093
Total Investments in Securities (Cost: $5,623,428,580)		5,484,116,452
Other Assets & Liabilities, Net		(980,084,188)
Net Assets		4,504,032,264

At March 31, 2020, securities and/or cash totaling $102,198,938 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
32,558,000 EUR	37,134,678 USD	UBS	04/17/2020	1,204,333	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	350	06/2020	EUR	49,493,500	—	(983,459)
Euro-OAT	275	06/2020	EUR	45,982,750	423,073	—
U.S. Treasury 10-Year Note	1,350	06/2020	USD	187,228,125	3,560,700	—
U.S. Treasury 2-Year Note	2,039	06/2020	USD	449,360,554	8,024,505	—
U.S. Treasury 5-Year Note	2,525	06/2020	USD	316,532,422	11,574,946	—
U.S. Ultra Bond 10-Year Note	176	06/2020	USD	27,461,500	1,890,229	—
U.S. Ultra Treasury Bond	717	06/2020	USD	159,084,375	18,393,918	—
Total					43,867,371	(983,459)

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	373,200,000	373,200,000	1.50	07/24/2020	4,217,160	29,524,076

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	346,750,000	346,750,000	2.00	06/15/2020	2,392,575	40,015

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(161,500,000)	(161,500,000)	1.30	5/21/2020	(1,615,000)	(9,576,304)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(161,500,000)	(161,500,000)	1.30	5/21/2020	(1,453,500)	(9,576,304)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(371,600,000)	(371,600,000)	1.30	5/19/2020	(1,077,640)	(10,058,766)
Total							(4,146,140)	(29,211,374)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.172%	Receives at Maturity, Pays at Maturity	Citi	03/17/2030	USD	66,961,000	(497,008)	—	—	—	—	(497,008)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/17/2059	3.000	Monthly	USD	10,500,000	2,761,390	(6,125)	397,758	—	2,357,507	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	4,470,822	(9,917)	743,706	—	3,717,199	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	1,127,619	(2,158)	136,573	—	988,888	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	1,051,958	(2,333)	250,321	—	799,304	—
Total							9,411,789	(20,533)	1,528,358	—	7,862,898	—

40	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	8.599	USD	9,790,000	(2,983,620)	5,711	—	(2,747,283)	—	(230,626)
Markit CMBX North America Index, Series 12 AAA	Citi	08/17/2061	0.500	Monthly	0.908	USD	19,850,000	(634,724)	1,931	—	(1,243,310)	610,517	—
Total								(3,618,344)	7,642	—	(3,990,593)	610,517	(230,626)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	6.636	USD	52,547,600	184,558	—	—	184,558	—
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	6.636	USD	13,151,400	(997,462)	—	—	—	(997,462)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	6.636	USD	27,913,050	(2,106,919)	—	—	—	(2,106,919)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	6.636	USD	129,533,950	(3,716,610)	—	—	—	(3,716,610)
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	6.541	USD	235,000,000	(834,224)	—	—	—	(834,224)
Total								(7,470,657)	—	—	184,558	(7,655,215)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.539%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $2,715,959,991, which represents 60.30% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2020, the total value of these securities amounted to $5,467,667, which represents 0.12% of total net assets.
(f)	Zero coupon bond.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2020.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(k)	Represents a security purchased on a when-issued basis.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)	The stated interest rate represents the weighted average interest rate at March 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	151,580,790	563,203,638	(414,844,365)	299,940,063	9,355	(71,181)	626,981	299,790,093
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
42	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2020

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 0.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.2%
Colombia Government International Bond
01/30/2030	3.000%		260,000	237,296
Greece 0.0%
Hellenic Republic Government Bond(c)
10/15/2042	0.000%	EUR	12,871,600	46,162
Mexico 0.4%
Mexico Government International Bond
04/22/2029	4.500%		195,000	200,063
04/16/2030	3.250%		195,000	183,715
Total				383,778
Uruguay 0.1%
Uruguay Government International Bond
01/23/2031	4.375%		60,000	65,203
Total Foreign Government Obligations (Cost $1,327,475)				732,439

Inflation-Indexed Bonds(a) 97.7%

Australia 1.2%
Australia Government Bond(d)
02/21/2022	1.250%	AUD	452,235	281,429
09/20/2030	2.500%	AUD	358,716	274,265
08/21/2035	2.000%	AUD	197,608	150,496
08/21/2040	1.250%	AUD	173,354	117,303
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	542,231	383,450
Total				1,206,943
Canada 1.9%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	271,699	204,152
12/01/2026	4.250%	CAD	225,856	200,995
12/01/2031	4.000%	CAD	306,885	312,496
12/01/2036	3.000%	CAD	259,011	260,480
12/01/2041	2.000%	CAD	369,003	345,799
12/01/2044	1.500%	CAD	420,104	371,615
12/01/2047	1.250%	CAD	260,751	226,911
12/01/2050	0.500%	CAD	84,206	62,035
Total				1,984,483
Denmark 0.3%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,682,412	259,560
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 6.7%
France Government Bond OAT(d)
07/25/2023	2.100%	EUR	999,189	1,193,196
03/01/2025	0.100%	EUR	390,322	440,565
07/25/2027	1.850%	EUR	33,305	43,401
07/25/2029	3.400%	EUR	338,468	511,896
07/25/2032	3.150%	EUR	449,386	726,920
07/25/2047	0.100%	EUR	404,223	488,113
French Republic Government Bond OAT(d)
07/25/2022	1.100%	EUR	1,458,856	1,680,840
07/25/2024	0.250%	EUR	184,615	212,035
03/01/2028	0.100%	EUR	478,000	548,547
07/25/2036	0.100%	EUR	357,500	427,638
07/25/2040	1.800%	EUR	459,090	733,817
Total				7,006,968
Germany 0.4%
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2046	0.100%	EUR	295,243	422,837
Italy 6.4%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2021	2.100%	EUR	315,034	357,450
05/15/2022	0.100%	EUR	319,301	347,936
05/22/2023	0.450%	EUR	170,973	186,785
09/15/2023	2.600%	EUR	1,562,660	1,840,971
09/15/2026	3.100%	EUR	583,705	728,326
05/15/2028	1.300%	EUR	1,141,858	1,268,133
09/15/2032	1.250%	EUR	648,356	707,180
09/15/2035	2.350%	EUR	484,169	602,369
09/15/2041	2.550%	EUR	456,966	584,011
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	50,254	50,909
Total				6,674,070
Japan 7.3%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	737,100	6,862
03/10/2024	0.100%	JPY	104,700	972
09/10/2024	0.100%	JPY	43,409,400	402,908
03/10/2025	0.100%	JPY	119,661,200	1,111,571
03/10/2026	0.100%	JPY	94,630,944	880,525
03/10/2027	0.100%	JPY	215,994,240	2,007,516
03/10/2028	0.100%	JPY	110,782,108	1,029,777
03/10/2029	0.100%	JPY	227,985,840	2,114,177
Total				7,554,308
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	43

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 1.0%
New Zealand Government Inflation-Linked Bond(d)
09/20/2030	3.000%	NZD	581,106	433,800
09/20/2035	2.500%	NZD	579,621	429,584
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	298,969	219,301
Total				1,082,685
Spain 2.9%
Spain Government Inflation-Linked Bond
11/30/2023	0.150%	EUR	198,869	221,219
Spain Government Inflation-Linked Bond(d)
11/30/2024	1.800%	EUR	291,172	350,111
11/30/2027	0.650%	EUR	1,485,297	1,719,188
11/30/2030	1.000%	EUR	228,149	277,437
11/30/2033	0.700%	EUR	381,420	451,931
Total				3,019,886
Sweden 0.8%
Sweden Inflation-Linked Bond
12/01/2020	4.000%	SEK	13,586	1,422
06/01/2022	0.250%	SEK	2,663,600	278,786
06/01/2025	1.000%	SEK	3,179,331	360,974
12/01/2028	3.500%	SEK	1,631,118	237,548
Total				878,730
United Kingdom 22.5%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	431,550	592,853
03/22/2026	0.125%	GBP	315,084	459,566
11/22/2027	1.250%	GBP	22,461	37,188
11/22/2032	1.250%	GBP	368,046	714,030
03/22/2034	0.750%	GBP	500,540	947,662
01/26/2035	2.000%	GBP	571,377	1,238,365
11/22/2036	0.125%	GBP	435,868	806,791
11/22/2037	1.125%	GBP	646,600	1,400,006
03/22/2040	0.625%	GBP	644,218	1,346,692
08/10/2041	0.125%	GBP	223,095	440,980
11/22/2042	0.625%	GBP	622,331	1,368,218
03/22/2044	0.125%	GBP	683,276	1,396,711
03/22/2046	0.125%	GBP	494,871	1,039,431
11/22/2047	0.750%	GBP	544,212	1,332,544
08/10/2048	0.125%	GBP	348,982	759,290
03/22/2050	0.500%	GBP	554,706	1,342,426
03/22/2052	0.250%	GBP	528,255	1,252,251
11/22/2055	1.250%	GBP	517,094	1,636,901
11/22/2056	0.125%	GBP	221,393	547,210
03/22/2058	0.125%	GBP	399,752	1,007,131
03/22/2062	0.375%	GBP	517,545	1,487,790
11/22/2065	0.125%	GBP	282,305	809,815
03/22/2068	0.125%	GBP	501,220	1,516,634
Total				23,480,485
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 46.3%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,675,477	1,650,039
04/15/2022	0.125%	4,990,876	4,921,513
07/15/2022	0.125%	2,092,138	2,070,053
01/15/2023	0.125%	863,920	851,481
04/15/2023	0.625%	2,467,227	2,485,197
07/15/2023	0.375%	287,215	288,326
07/15/2024	0.125%	124,941	125,044
01/15/2025	0.250%	1,492,149	1,503,376
07/15/2025	0.375%	2,741,332	2,794,812
01/15/2026	2.000%	1,241,261	1,378,923
07/15/2026	0.125%	1,357,113	1,368,486
01/15/2027	0.375%	684,977	700,308
01/15/2027	2.375%	1,272,814	1,472,336
07/15/2027	0.375%	1,170,595	1,203,705
01/15/2028	0.500%	1,191,096	1,239,012
01/15/2028	1.750%	689,578	782,929
04/15/2028	3.625%	65,394	84,032
07/15/2028	0.750%	1,612,477	1,724,187
01/15/2029	2.500%	663,851	813,537
07/15/2029	0.250%	983,297	1,020,905
01/15/2030	0.125%	2,872,649	2,957,362
04/15/2032	3.375%	175,857	248,193
02/15/2040	2.125%	868,897	1,212,359
02/15/2041	2.125%	1,166,220	1,620,540
02/15/2042	0.750%	1,111,977	1,239,671
02/15/2043	0.625%	1,127,660	1,226,976
02/15/2044	1.375%	304,395	389,616
02/15/2045	0.750%	1,051,680	1,200,954
02/15/2046	1.000%	10,887	13,159
02/15/2047	0.875%	555,714	660,633
02/15/2048	1.000%	978,132	1,196,785
02/15/2049	1.000%	502,338	622,727
02/15/2050	0.250%	431,466	443,622
U.S. Treasury Inflation-Indexed Bond(e)
01/15/2026	0.625%	2,811,911	2,902,213
01/15/2029	0.875%	3,573,869	3,882,840
Total			48,295,851
Total Inflation-Indexed Bonds (Cost $100,388,964)			101,866,806

Options Purchased Calls 0.6%
Value ($)
(Cost $199,434)	612,752

Options Purchased Puts 0.0%

(Cost $272,118)	70,374

44	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(f),(g)	745,406	745,033
Total Money Market Funds (Cost $745,092)		745,033
Total Investments in Securities (Cost $102,933,083)		104,027,404
Other Assets & Liabilities, Net		270,613
Net Assets		$104,298,017
At March 31, 2020, securities and/or cash totaling $1,334,455 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
205,000 AUD	134,934 USD	Citi	04/03/2020	8,838	—
243,136 CAD	177,676 USD	Citi	04/03/2020	4,906	—
80,935 EUR	91,614 USD	Citi	04/03/2020	2,347	—
2,939,000 GBP	3,790,754 USD	Citi	04/03/2020	140,136	—
5,756,374 JPY	55,923 USD	Citi	04/03/2020	2,385	—
104,586,000 JPY	953,186 USD	Citi	04/03/2020	—	(19,533)
237,000 NZD	149,993 USD	Citi	04/03/2020	8,576	—
290,685 USD	397,000 CAD	Citi	04/03/2020	—	(8,581)
38,703 USD	36,088 EUR	Citi	04/03/2020	1,100	—
3,078,425 USD	2,482,000 GBP	Citi	04/03/2020	4,540	—
1,029,370 USD	800,878 GBP	Citi	04/03/2020	—	(34,576)
1,123,978 USD	121,432,655 JPY	Citi	04/03/2020	5,427	—
9,533 USD	16,000 NZD	Citi	04/03/2020	14	—
141,608 USD	237,000 NZD	Citi	04/03/2020	—	(191)
2,482,000 GBP	3,080,763 USD	Citi	05/05/2020	—	(4,426)
237,000 NZD	141,593 USD	Citi	05/05/2020	214	—
65,095 USD	106,331 AUD	Citi	05/05/2020	321	—
75,267 USD	107,083 CAD	Citi	05/05/2020	854	—
1,047,756 USD	953,589 EUR	Citi	05/05/2020	5,372	—
235,680 USD	189,915 GBP	Citi	05/05/2020	389	—
25,732 USD	43,410 NZD	Citi	05/05/2020	164	—
32,863 USD	325,339 SEK	Citi	05/05/2020	50	—
104,586,000 JPY	970,816 USD	Citi	05/07/2020	—	(3,601)
26,059 USD	2,808,608 JPY	Citi	05/07/2020	108	—
114,916 USD	100,000 EUR	Citi	06/17/2020	—	(4,302)
105,000 USD	10,700,178 JPY	Citi	06/17/2020	—	(5,160)
540,000 EUR	491,692 GBP	Citi	08/05/2020	13,521	—
1,875,000 AUD	1,234,528 USD	Deutsche Bank	04/03/2020	81,209	—
3,222,635 CAD	2,411,919 USD	Deutsche Bank	04/03/2020	121,949	—
1,751,471 DKK	257,903 USD	Deutsche Bank	04/03/2020	—	(852)
18,666,181 EUR	20,528,338 USD	Deutsche Bank	04/03/2020	—	(59,429)
18,296,824 GBP	23,570,909 USD	Deutsche Bank	04/03/2020	843,889	—
29,376,000 JPY	278,764 USD	Deutsche Bank	04/03/2020	5,548	—
697,665,551 JPY	6,360,284 USD	Deutsche Bank	04/03/2020	—	(128,471)
1,690,365 NZD	1,068,779 USD	Deutsche Bank	04/03/2020	60,146	—
9,051,503 SEK	939,009 USD	Deutsche Bank	04/03/2020	24,004	—
1,262,247 USD	2,073,500 AUD	Deutsche Bank	04/03/2020	13,171	—
76,018 USD	109,921 CAD	Deutsche Bank	04/03/2020	2,091	—
2,182,676 USD	3,067,616 CAD	Deutsche Bank	04/03/2020	—	(2,861)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	45

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
258,960 USD	1,751,471 DKK	Deutsche Bank	04/03/2020	—	(205)
157,103 USD	142,748 EUR	Deutsche Bank	04/03/2020	340	—
21,061,113 USD	19,076,976 EUR	Deutsche Bank	04/03/2020	—	(20,262)
21,608,905 USD	17,506,879 GBP	Deutsche Bank	04/03/2020	136,900	—
6,623,891 USD	714,599,248 JPY	Deutsche Bank	04/03/2020	22,359	—
33,143 USD	58,401 NZD	Deutsche Bank	04/03/2020	1,705	—
963,825 USD	1,610,130 NZD	Deutsche Bank	04/03/2020	—	(3,069)
908,783 USD	9,051,503 SEK	Deutsche Bank	04/03/2020	6,221	—
2,073,500 AUD	1,262,326 USD	Deutsche Bank	05/05/2020	—	(13,314)
3,067,616 CAD	2,183,277 USD	Deutsche Bank	05/05/2020	2,626	—
1,751,471 DKK	259,284 USD	Deutsche Bank	05/05/2020	208	—
17,580,800 EUR	19,419,927 USD	Deutsche Bank	05/05/2020	3,976	—
17,506,879 GBP	21,626,230 USD	Deutsche Bank	05/05/2020	—	(135,269)
1,610,130 NZD	963,605 USD	Deutsche Bank	05/05/2020	3,104	—
9,051,503 SEK	909,522 USD	Deutsche Bank	05/05/2020	—	(6,194)
714,599,248 JPY	6,637,038 USD	Deutsche Bank	05/07/2020	—	(20,806)
85,000 AUD	49,200 USD	Deutsche Bank	06/17/2020	—	(3,094)
50,000 EUR	54,241 USD	Deutsche Bank	06/17/2020	—	(1,066)
40,000 GBP	46,580 USD	Deutsche Bank	06/17/2020	—	(3,171)
5,453,625 JPY	50,000 USD	Deutsche Bank	06/17/2020	—	(886)
106,547 USD	160,000 AUD	Deutsche Bank	06/17/2020	—	(8,111)
111,801 USD	85,000 GBP	Deutsche Bank	06/17/2020	—	(6,078)
512,518 GBP	550,000 EUR	Deutsche Bank	08/05/2020	—	(28,353)
Total				1,528,708	(521,861)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	8	06/2020	EUR	1,081,680	7,668	—
Eurodollar 90-Day	3	06/2022	USD	747,113	8,920	—
Euro-OAT	6	06/2020	EUR	1,003,260	—	(31,591)
Japanese 10-Year Government Bond	1	06/2020	JPY	152,570,000	1,479	—
Long Gilt	21	06/2020	GBP	2,859,990	54,612	—
U.S. Treasury 2-Year Note	30	06/2020	USD	6,611,484	9,870	—
U.S. Treasury 5-Year Note	27	06/2020	USD	3,384,703	101,629	—
U.S. Ultra Treasury Bond	2	06/2020	USD	443,750	1,908	—
Total					186,086	(31,591)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	(5)	06/2020	EUR	(707,050)	38,586	—
Euro-Bund	(5)	06/2020	EUR	(862,550)	22,075	—
U.S. Treasury 10-Year Note	(16)	06/2020	USD	(2,219,000)	—	(52,814)
U.S. Ultra Bond 10-Year Note	(51)	06/2020	USD	(7,957,594)	—	(156,386)
Total					60,661	(209,200)

46	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	400,000	400,000	1.46	08/16/2021	14,315	30,744
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	351,500	351,500	2.98	03/07/2024	16,113	70,660
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	69,379
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	220,000	220,000	1.49	02/25/2025	11,556	18,379
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	20,171
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	20,091
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	20,420
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	76,553
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	95,000	95,000	2.87	02/22/2039	4,719	18,143
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	360,000	360,000	0.95	09/03/2020	6,528	12,643
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	340,000	340,000	1.20	02/28/2022	11,960	20,121
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	2,110,000	2,110,000	1.77	11/05/2024	12,438	25,131
20-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month JPY LIBOR BBA	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	14,167
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	1,428,750	1,428,750	1.50	06/01/2020	4,706	32,351
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	2,630,000	2,630,000	1.25	08/10/2020	14,897	47,949
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	3,890,000	3,890,000	1.20	09/23/2020	14,540	67,521
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	490,000	490,000	0.60	09/04/2020	3,381	5,666
90-Day Euro$ Future	UBS	USD	10,964,250	44	99.75	12/13/2021	7,772	18,700
GBP Call/USD Put	Citi	GBP	860,000	860,000	1.35	05/01/2020	19,014	901
U.S. Treasury 10-Year Note	UBS	USD	554,750	4	133.00	04/24/2020	3,881	23,062
Total							199,434	612,752

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	222,500	222,500	1.72	05/19/2020	3,777	31
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	785,000	785,000	2.35	07/13/2020	2,939	48
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	400,000	400,000	1.46	08/16/2021	14,315	4,593
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/02/2022	10,530	2,633
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/08/2022	9,227	2,657
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	351,500	351,500	2.98	03/07/2024	16,093	2,062
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	2,132
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	47

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/13/2024	16,763	4,157
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/20/2024	15,708	4,183
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	220,000	220,000	1.49	02/25/2025	11,555	7,665
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	1,573
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	1,586
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	1,550
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	10,092
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	95,000	95,000	2.87	02/22/2039	4,606	2,872
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	480,000	480,000	1.23	08/27/2020	9,240	2,747
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	340,000	340,000	1.20	02/28/2022	11,959	7,881
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	197,935,000	197,935,000	1.10	06/29/2022	26,925	592
1-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	2,110,000	2,110,000	1.77	11/05/2024	10,492	4,072
20-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	142
2-Year Mid-Curve Euro$ Future	UBS	USD	2,241,338	9	98.25	06/12/2020	2,040	56
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	960,000	960,000	0.00	06/23/2020	412	131
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	960,000	960,000	0.00	06/24/2020	517	133
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	960,000	960,000	0.00	06/26/2020	438	137
2-Year OTC interest rate swap with Deutsche Bank to receive 6-Month EURIBOR and pay exercise rate	Deutsche Bank	EUR	2,560,000	2,560,000	0.00	06/22/2020	1,434	343
30-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	470,000	470,000	2.85	05/09/2022	27,754	3,612
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	90,000	90,000	1.35	09/04/2020	3,645	2,184
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	390,000	390,000	3.80	06/07/2021	14,896	182
U.S. Treasury 10-Year Note	Mizuho	USD	416,063	3	134.00	04/24/2020	3,239	328
Total							272,118	70,374

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(510,000)	(510,000)	2.19	6/11/2020	(11,194)	(73,821)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(500,000)	(500,000)	1.20	8/17/2020	(9,350)	(26,442)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(400,000)	(400,000)	1.42	8/17/2020	(10,400)	(28,648)
48	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(500,000)	(500,000)	1.25	8/19/2020	(8,675)	(28,530)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(240,000)	(240,000)	1.61	9/14/2020	(5,964)	(21,344)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(240,000)	(240,000)	1.63	11/02/2020	(5,856)	(21,680)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(240,000)	(240,000)	1.64	11/02/2020	(5,790)	(22,005)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(527,000)	(527,000)	2.78	3/08/2021	(16,199)	(104,557)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(350,000)	(350,000)	1.60	1/06/2022	(7,750)	(30,828)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(350,000)	(350,000)	1.65	1/10/2022	(8,000)	(32,216)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(360,000)	(360,000)	1.45	1/28/2022	(8,415)	(27,557)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(280,000)	(280,000)	3.05	3/12/2029	(14,854)	(56,404)
1-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(2,110,000)	(2,110,000)	1.58	11/05/2020	(5,664)	(26,769)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(2,110,000)	(2,110,000)	0.37	3/17/2021	(3,640)	(3,953)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(5,250,000)	(5,250,000)	0.75	8/10/2020	(12,220)	(44,180)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,107,500)	(1,107,500)	1.53	12/11/2020	(5,385)	(26,337)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,110,000)	(1,110,000)	1.53	12/14/2020	(5,328)	(26,394)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(2,857,500)	(2,857,500)	1.00	6/01/2020	(4,278)	(36,177)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	(1,850,000)	(1,850,000)	2.88	4/14/2020	(13,389)	(90,273)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,850,000)	(1,850,000)	2.89	4/14/2020	(13,343)	(90,644)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	4/17/2020	(12,649)	(90,991)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(7,780,000)	(7,780,000)	0.70	9/23/2020	(11,540)	(59,903)
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(470,000)	(470,000)	1.39	8/21/2020	(15,040)	(72,196)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(660,000)	(660,000)	1.25	2/28/2022	(11,781)	(23,896)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	(247,500)	(247,500)	(0.12)	9/12/2022	(3,683)	(3,584)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	(250,000)	(250,000)	(0.04)	9/13/2022	(3,974)	(4,189)
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	EUR	(2,075,000)	(2,075,000)	(0.29)	8/20/2020	(9,962)	(8,333)
90-Day Euro$ Future	UBS	USD	(5,482,125)	(22)	99.38	12/13/2021	(9,589)	(23,650)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	49

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
GBP Call/USD Put	Deutsche Bank	GBP	(860,000)	(860,000)	1.35	5/01/2020	(10,977)	(900)
U.S. Treasury 10-Year Note	Mizuho	USD	(554,750)	(4)	134.00	4/24/2020	(2,494)	(19,187)
Total							(267,383)	(1,125,588)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(510,000)	(510,000)	2.19	06/11/2020	(11,194)	(25)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	2.30	06/15/2020	(5,784)	(13)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(270,000)	(270,000)	2.35	07/10/2020	(2,862)	(16)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	1.95	07/13/2020	(4,184)	(112)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	2.30	07/24/2020	(4,826)	(36)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(210,000)	(210,000)	2.00	08/03/2020	(3,190)	(70)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(190,000)	(190,000)	1.75	08/07/2020	(3,000)	(167)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(500,000)	(500,000)	1.60	08/17/2020	(9,350)	(808)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000)	(400,000)	1.42	08/17/2020	(10,400)	(1,166)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(500,000)	(500,000)	1.65	08/19/2020	(8,675)	(704)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(240,000)	(240,000)	1.61	09/14/2020	(5,964)	(488)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(480,000)	(480,000)	1.76	09/16/2020	(12,072)	(613)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(240,000)	(240,000)	1.64	11/02/2020	(5,790)	(660)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(240,000)	(240,000)	1.63	11/02/2020	(5,856)	(687)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(527,000)	(527,000)	2.78	03/08/2021	(16,357)	(266)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(350,000)	(350,000)	2.10	01/06/2022	(7,750)	(1,998)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(350,000)	(350,000)	2.15	01/10/2022	(8,000)	(1,866)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(360,000)	(360,000)	1.95	01/28/2022	(8,415)	(2,682)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(260,000)	(260,000)	1.85	02/22/2022	(4,000)	(2,341)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(260,000)	(260,000)	1.85	02/22/2022	(4,446)	(2,341)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,020,000)	(1,020,000)	2.75	05/09/2022	(30,054)	(3,076)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/02/2022	(2,574)	(729)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/02/2022	(5,343)	(1,362)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/08/2022	(2,309)	(736)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/08/2022	(4,719)	(1,375)
50	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/13/2024	(6,286)	(1,414)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/13/2024	(10,477)	(2,423)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/20/2024	(5,680)	(1,426)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/20/2024	(9,428)	(2,441)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000)	(400,000)	2.25	08/20/2024	(12,000)	(6,004)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(280,000)	(280,000)	3.05	03/12/2029	(14,854)	(4,489)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(270,000)	(270,000)	2.35	07/10/2020	(2,687)	(16)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	EUR	(1,040,000)	(1,040,000)	0.18	07/16/2020	(14,189)	(8,631)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(820,000)	(820,000)	3.87	06/07/2021	(15,878)	(136)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(240,000)	(240,000)	1.60	02/28/2022	(4,380)	(3,144)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(240,000)	(240,000)	1.60	03/03/2022	(4,272)	(3,167)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(237,000)	(237,000)	1.60	03/04/2022	(3,911)	(3,133)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(380,000)	(380,000)	1.60	03/04/2022	(6,384)	(5,023)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,615,000)	(4,615,000)	2.33	04/06/2020	(9,853)	—
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,615,000)	(4,615,000)	2.31	04/06/2020	(9,836)	—
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(2,110,000)	(2,110,000)	1.58	11/05/2020	(4,566)	(4)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,450,000)	(4,450,000)	2.35	05/17/2021	(8,822)	(41)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(6,070,000)	(6,070,000)	2.15	05/27/2021	(16,996)	(76)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(7,510,000)	(7,510,000)	2.40	06/01/2021	(13,518)	(75)
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(2,110,000)	(2,110,000)	0.37	03/17/2021	(3,640)	(2,575)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,020,000)	(1,020,000)	1.05	10/02/2020	(1,795)	(44)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(2,270,000)	(2,270,000)	2.00	11/27/2020	(2,850)	(2)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,107,500)	(1,107,500)	1.53	12/11/2020	(5,385)	(14)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,110,000)	(1,110,000)	1.53	12/14/2020	(5,328)	(14)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,490,000)	(1,490,000)	3.25	12/29/2020	(5,439)	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	51

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(2,790,000)	(2,790,000)	0.12	04/08/2021	(10,607)	(1,436)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,400,000)	(1,400,000)	0.16	04/12/2021	(4,785)	(642)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(908,800)	(908,800)	0.11	05/28/2021	(2,588)	(611)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(940,000)	(940,000)	0.05	06/10/2021	(2,420)	(809)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/14/2021	(1,155)	(433)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/18/2021	(987)	(442)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(610,000)	(610,000)	0.08	06/28/2021	(1,793)	(452)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(490,000)	(490,000)	0.00	07/01/2021	(996)	(540)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(500,000)	(500,000)	0.00	07/19/2021	(915)	(589)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(640,000)	(640,000)	(0.15)	08/09/2021	(896)	(1,346)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,140,000)	(1,140,000)	(0.15)	08/09/2021	(1,686)	(2,398)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(2,060,000)	(2,060,000)	(0.25)	09/03/2021	(3,502)	(6,452)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,810,000)	(1,810,000)	0.10	03/29/2021	(6,703)	(952)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,400,000)	(1,400,000)	0.10	04/12/2021	(4,670)	(781)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,380,000)	(1,380,000)	0.15	04/19/2021	(5,021)	(677)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(410,000)	(410,000)	0.00	06/14/2021	(1,134)	(423)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(500,000)	(500,000)	0.00	06/21/2021	(1,218)	(529)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(460,000)	(460,000)	0.00	06/25/2021	(1,082)	(497)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(480,000)	(480,000)	(0.05)	07/02/2021	(1,002)	(633)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,850,000)	(1,850,000)	2.88	04/14/2020	(13,389)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,850,000)	(1,850,000)	2.89	04/14/2020	(13,343)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,820,000)	(1,820,000)	2.94	04/17/2020	(12,649)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,000,000)	(1,000,000)	3.15	05/05/2020	(5,500)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,340,000)	(1,340,000)	3.35	05/29/2020	(4,874)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(950,000)	(950,000)	2.90	05/29/2020	(6,983)	—
52	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(1,330,000)	(1,330,000)	3.45	06/08/2020	(5,553)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(850,000)	(850,000)	3.50	06/15/2020	(3,124)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,870,000)	(1,870,000)	0.60	09/24/2020	(2,174)	(1,172)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,020,000)	(1,020,000)	1.05	10/02/2020	(1,326)	(44)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(945,000)	(945,000)	1.00	10/05/2020	(992)	(58)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(660,000)	(660,000)	1.25	02/28/2022	(11,781)	(4,533)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(247,500)	(247,500)	(0.12)	09/12/2022	(3,683)	(4,740)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(250,000)	(250,000)	(0.04)	09/13/2022	(3,974)	(4,232)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(700,000)	(700,000)	0.00	07/27/2020	(2,262)	(1,379)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month EURIBOR	Deutsche Bank	EUR	(2,075,000)	(2,075,000)	(0.29)	08/20/2020	(9,962)	(18,086)
Total							(540,297)	(123,515)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of -0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Deutsche Bank	06/24/2022	EUR	222,000	371	—	—	371	—
Fixed rate of 1.775%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/19/2020	USD	585,000	2,645	—	—	2,645	—
Fixed rate of 1.528%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/22/2020	USD	1,120,000	9,211	—	—	9,211	—
3-Month USD LIBOR	Fixed rate of 1.560%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/27/2021	USD	2,120,000	(19,944)	—	—	—	(19,944)
3-Month USD LIBOR	Fixed rate of 1.560%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/30/2021	USD	450,000	(4,106)	—	—	—	(4,106)
3-Month USD LIBOR	Fixed rate of 1.770%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/15/2021	USD	1,820,000	(25,195)	—	—	—	(25,195)
Fixed rate of 2.014%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/02/2021	USD	245,000	4,399	—	—	4,399	—
6-Month EURIBOR	Fixed rate of -0.450%	Receives SemiAnnually, Pays Annually	Goldman Sachs	12/16/2021	EUR	495,000	593	—	—	593	—
Fixed rate of -0.298%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	01/16/2022	EUR	980,000	753	—	—	753	—
Fixed rate of 2.526%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/07/2022	USD	6,090,000	239,741	—	—	239,741	—
3-Month USD LIBOR	Fixed rate of 2.400%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/26/2022	USD	5,810,000	(199,523)	—	—	—	(199,523)
Fixed rate of -0.479%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/05/2022	EUR	500,000	(1,351)	—	—	—	(1,351)
Fixed rate of -0.477%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/06/2022	EUR	300,000	(807)	—	—	—	(807)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	53

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of -0.493%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/09/2022	EUR	360,000	(1,063)	—	—	—	(1,063)
6-Month EURIBOR	Fixed rate of -0.354%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/20/2022	EUR	240,000	59	—	—	59	—
6-Month EURIBOR	Fixed rate of -0.335%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/20/2022	EUR	230,000	(41)	—	—	—	(41)
6-Month EURIBOR	Fixed rate of -0.298%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/23/2022	EUR	1,100,000	(995)	—	—	—	(995)
Fixed rate of 2.033%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/30/2022	USD	1,840,000	57,325	—	—	57,325	—
Fixed rate of 2.187%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/31/2022	USD	310,000	10,544	—	—	10,544	—
Fixed rate of 2.056%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/31/2022	USD	180,000	5,649	—	—	5,649	—
Fixed rate of 2.244%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/06/2022	USD	320,000	11,336	—	—	11,336	—
Fixed rate of 0.645%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/07/2022	USD	285,000	1,007	—	—	1,007	—
Fixed rate of 0.640%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/07/2022	USD	285,000	981	—	—	981	—
Fixed rate of 2.210%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/15/2022	USD	370,000	13,133	—	—	13,133	—
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/02/2022	USD	2,330,000	(36,200)	—	—	—	(36,200)
Fixed rate of 1.744%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/16/2022	USD	750,000	20,869	—	—	20,869	—
6-Month EURIBOR	Fixed rate of -0.376%	Receives SemiAnnually, Pays Annually	Goldman Sachs	06/19/2022	EUR	640,000	696	—	—	696	—
Fixed rate of -0.290%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/25/2022	EUR	83,000	65	—	—	65	—
Fixed rate of -0.280%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/26/2022	EUR	83,000	83	—	—	83	—
Fixed rate of -0.275%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/30/2022	EUR	84,000	93	—	—	93	—
Fixed rate of 1.713%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/13/2022	USD	3,750,000	51,959	—	—	51,959	—
3-Month USD LIBOR	Fixed rate of 1.741%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/14/2022	USD	1,260,000	(35,252)	—	—	—	(35,252)
Fixed rate of 0.730%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/04/2022	USD	1,140,000	9,032	—	—	9,032	—
Fixed rate of 0.733%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/04/2022	USD	430,000	3,437	—	—	3,437	—
Fixed rate of 0.692%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2022	USD	285,000	2,042	—	—	2,042	—
Fixed rate of 0.668%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2022	USD	285,000	1,906	—	—	1,906	—
Fixed rate of 0.662%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2022	USD	285,000	1,871	—	—	1,871	—
Fixed rate of 0.702%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2022	USD	250,000	1,841	—	—	1,841	—
Fixed rate of 0.642%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2022	USD	285,000	1,758	—	—	1,758	—
Fixed rate of 0.508%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/11/2022	USD	290,000	1,012	—	—	1,012	—
Fixed rate of 0.462%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/11/2022	USD	186,000	478	—	—	478	—
54	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.436%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/11/2022	USD	199,000	410	—	—	410	—
Fixed rate of 0.438%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/11/2022	USD	185,000	387	—	—	387	—
6-Month EURIBOR	Fixed rate of -0.257%	Receives SemiAnnually, Pays Annually	Goldman Sachs	09/22/2022	EUR	450,000	(680)	—	—	—	(680)
Fixed rate of 0.383%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/28/2022	USD	210,000	212	—	—	212	—
Fixed rate of 0.428%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/29/2022	USD	240,000	461	—	—	461	—
Fixed rate of 0.370%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/29/2022	USD	420,000	320	—	—	320	—
Fixed rate of 0.345%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/29/2022	USD	1,030,000	261	—	—	261	—
Fixed rate of 0.356%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/29/2022	USD	260,000	123	—	—	123	—
Fixed rate of -0.316%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/29/2022	EUR	500,000	72	—	—	72	—
Fixed rate of -0.329%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	10/02/2022	EUR	450,000	(9)	—	—	—	(9)
Fixed rate of 0.353%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/02/2022	USD	530,000	(9)	—	—	—	(9)
Fixed rate of -0.342%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	10/02/2022	EUR	510,000	(227)	—	—	—	(227)
3-Month USD LIBOR	Fixed rate of 1.455%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	12/01/2022	USD	140,000	(3,127)	—	—	—	(3,127)
Fixed rate of -0.310%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/01/2023	EUR	530,000	(27)	—	—	—	(27)
Fixed rate of -0.333%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/12/2023	EUR	270,000	(164)	—	—	—	(164)
Fixed rate of 1.095%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/01/2023	USD	1,160,000	17,217	—	—	17,217	—
Fixed rate of 0.878%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	580,000	6,095	—	—	6,095	—
Fixed rate of 0.882%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	575,000	6,082	—	—	6,082	—
Fixed rate of 0.873%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	420,000	4,367	—	—	4,367	—
Fixed rate of 1.058%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	290,000	4,089	—	—	4,089	—
Fixed rate of 0.988%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	290,000	3,681	—	—	3,681	—
Fixed rate of 0.979%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	290,000	3,632	—	—	3,632	—
Fixed rate of 0.904%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	290,000	3,198	—	—	3,198	—
Fixed rate of 0.878%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	290,000	3,045	—	—	3,045	—
Fixed rate of 0.916%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	250,000	2,814	—	—	2,814	—
Fixed rate of -0.414%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/02/2023	EUR	620,000	(1,528)	—	—	—	(1,528)
Fixed rate of -0.474%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/04/2023	EUR	250,000	(957)	—	—	—	(957)
Fixed rate of 0.739%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/05/2023	USD	250,000	1,932	—	—	1,932	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	55

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of -0.180%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/24/2023	EUR	1,000,000	(2,700)	—	—	—	(2,700)
6-Month EURIBOR	Fixed rate of -0.175%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/24/2023	EUR	1,005,000	(2,825)	—	—	—	(2,825)
6-Month EURIBOR	Fixed rate of -0.169%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/24/2023	EUR	1,005,000	(2,965)	—	—	—	(2,965)
6-Month EURIBOR	Fixed rate of 0.098%	Receives SemiAnnually, Pays Annually	Goldman Sachs	04/12/2023	EUR	1,310,000	(11,569)	—	—	—	(11,569)
3-Month USD LIBOR	Fixed rate of 1.771%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/12/2023	USD	3,810,000	(50,100)	—	—	—	(50,100)
6-Month EURIBOR	Fixed rate of -0.300%	Receives SemiAnnually, Pays Annually	Goldman Sachs	07/25/2023	EUR	1,340,000	682	—	—	682	—
Fixed rate of -0.454%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/11/2023	EUR	160,000	(650)	—	—	—	(650)
Fixed rate of -0.577%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/17/2023	EUR	160,000	(1,094)	—	—	—	(1,094)
Fixed rate of -0.433%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/14/2023	EUR	130,000	(487)	—	—	—	(487)
Fixed rate of -0.450%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/28/2023	EUR	280,000	(1,173)	—	—	—	(1,173)
Fixed rate of -0.436%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	10/06/2023	EUR	130,000	(509)	—	—	—	(509)
3-Month USD LIBOR	Fixed rate of 1.546%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/26/2023	USD	470,000	(10,517)	—	—	—	(10,517)
3-Month USD LIBOR	Fixed rate of 1.582%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/01/2023	USD	290,000	(6,684)	—	—	—	(6,684)
3-Month USD LIBOR	Fixed rate of 1.606%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/01/2023	USD	290,000	(6,819)	—	—	—	(6,819)
6-Month EURIBOR	Fixed rate of -0.167%	Receives SemiAnnually, Pays Annually	Goldman Sachs	12/13/2023	EUR	460,000	(841)	—	—	—	(841)
6-Month EURIBOR	Fixed rate of -0.115%	Receives SemiAnnually, Pays Annually	Goldman Sachs	12/27/2023	EUR	380,000	(1,108)	—	—	—	(1,108)
6-Month EURIBOR	Fixed rate of -0.056%	Receives SemiAnnually, Pays Annually	Goldman Sachs	01/03/2024	EUR	240,000	(1,008)	—	—	—	(1,008)
6-Month EURIBOR	Fixed rate of -0.050%	Receives SemiAnnually, Pays Annually	Goldman Sachs	01/03/2024	EUR	240,000	(1,043)	—	—	—	(1,043)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.852%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/01/2024	USD	2,210,000	(133,315)	—	—	—	(133,315)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.706%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/12/2024	USD	1,000,000	(52,312)	—	—	—	(52,312)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 0.908%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2024	EUR	1,285,000	(50,865)	—	—	—	(50,865)
Fixed rate of 3.208%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/29/2024	USD	1,025,000	125,705	—	—	125,705	—
Fixed rate of 2.550%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/31/2024	USD	110,000	11,129	—	—	11,129	—
6-Month EURIBOR	Fixed rate of -0.173%	Receives SemiAnnually, Pays Annually	Goldman Sachs	11/11/2024	EUR	100,000	(471)	—	—	—	(471)
6-Month EURIBOR	Fixed rate of -0.216%	Receives SemiAnnually, Pays Annually	Goldman Sachs	11/21/2024	EUR	160,000	(361)	—	—	—	(361)
Fixed rate of 3.083%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/29/2024	USD	2,000,000	233,349	—	—	233,349	—
56	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 2.572%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/07/2025	USD	1,720,000	(176,334)	—	—	—	(176,334)
Fixed rate of 2.521%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/28/2025	USD	970,000	85,210	—	—	85,210	—
3-Month USD LIBOR	Fixed rate of 2.622%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/06/2025	USD	120,000	(12,636)	—	—	—	(12,636)
6-Month EURIBOR	Fixed rate of -0.175%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/18/2025	EUR	25,000	(97)	—	—	—	(97)
3-Month USD LIBOR	Fixed rate of 2.161%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/31/2025	USD	80,000	(6,505)	—	—	—	(6,505)
Fixed rate of 0.760%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2025	USD	113,000	1,450	—	—	1,450	—
3-Month USD LIBOR	Fixed rate of 0.820%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/08/2025	USD	220,000	(3,488)	—	—	—	(3,488)
Fixed rate of 3.505%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2028	GBP	705,000	41,132	—	—	41,132	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.249%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/30/2028	USD	705,000	(89,192)	—	—	—	(89,192)
Fixed rate of 3.490%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	GBP	640,000	25,917	—	—	25,917	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.290%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	EUR	900,000	(79,262)	—	—	—	(79,262)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.093%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	EUR	660,000	(42,141)	—	—	—	(42,141)
Fixed rate of 1.750%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/22/2029	USD	555,000	37,258	—	—	37,258	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.715%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	400,000	(31,147)	—	—	—	(31,147)
UK Retail Price Index All Items Monthly	Fixed rate of 3.456%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2029	GBP	165,000	(5,100)	—	—	—	(5,100)
Fixed rate of 1.857%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/25/2029	USD	530,000	40,994	—	—	40,994	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.463%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2029	GBP	320,000	(8,532)	—	—	—	(8,532)
Fixed rate of 1.633%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/16/2029	USD	392,000	41,821	—	—	41,821	—
Fixed rate of 1.797%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/07/2030	USD	120,000	12,412	—	—	12,412	—
Fixed rate of 1.726%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/08/2030	USD	120,000	11,574	—	—	11,574	—
Fixed rate of 1.131%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2030	EUR	915,000	60,237	—	—	60,237	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	57

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of 0.185%	Receives SemiAnnually, Pays Annually	Goldman Sachs	01/16/2030	EUR	200,000	(5,036)	—	—	—	(5,036)
Fixed rate of 1.781%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/22/2030	USD	60,000	6,144	—	—	6,144	—
Fixed rate of 1.750%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/23/2030	USD	130,000	12,927	—	—	12,927	—
Fixed rate of 1.769%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/23/2030	USD	60,000	6,079	—	—	6,079	—
Fixed rate of 1.699%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/27/2030	USD	60,000	5,672	—	—	5,672	—
Fixed rate of 1.678%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/27/2030	USD	60,000	5,548	—	—	5,548	—
Fixed rate of 1.694%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/28/2030	USD	120,000	11,284	—	—	11,284	—
Fixed rate of 1.659%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/28/2030	USD	60,000	5,433	—	—	5,433	—
Fixed rate of 1.656%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/28/2030	USD	60,000	5,418	—	—	5,418	—
Fixed rate of 1.580%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/29/2030	USD	120,000	9,957	—	—	9,957	—
Fixed rate of 1.578%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/29/2030	USD	50,000	4,135	—	—	4,135	—
Fixed rate of 1.606%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/30/2030	USD	120,000	10,256	—	—	10,256	—
Fixed rate of 1.607%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/30/2030	USD	60,000	5,137	—	—	5,137	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.837%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/31/2030	USD	1,095,000	(85,299)	—	—	—	(85,299)
3-Month USD LIBOR	Fixed rate of 1.631%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/10/2030	USD	120,000	(10,580)	—	—	—	(10,580)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.850%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/10/2030	USD	1,080,000	(85,826)	—	—	—	(85,826)
Fixed rate of 1.584%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/11/2030	USD	60,000	5,013	—	—	5,013	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.147%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/15/2030	EUR	540,000	(36,341)	—	—	—	(36,341)
Fixed rate of 1.584%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/18/2030	USD	70,000	5,865	—	—	5,865	—
Fixed rate of 1.515%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/21/2030	USD	70,000	5,391	—	—	5,391	—
Fixed rate of 1.432%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/25/2030	USD	120,000	8,268	—	—	8,268	—
Fixed rate of 1.319%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/26/2030	USD	120,000	6,946	—	—	6,946	—
Fixed rate of 1.313%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/26/2030	USD	100,000	5,729	—	—	5,729	—
3-Month USD LIBOR	Fixed rate of 1.313%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/27/2030	USD	240,000	(13,755)	—	—	—	(13,755)
Fixed rate of 1.239%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2030	USD	120,000	6,030	—	—	6,030	—
Fixed rate of 1.243%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2030	USD	70,000	3,542	—	—	3,542	—
58	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 0.663%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/11/2030	USD	60,000	256	—	—	256	—
Fixed rate of 0.501%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/11/2030	USD	70,000	(1,417)	—	—	—	(1,417)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.235%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/13/2030	USD	1,030,000	(14,508)	—	—	—	(14,508)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 0.400%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2030	EUR	235,000	5,203	—	—	5,203	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 0.408%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2030	EUR	230,000	4,891	—	—	4,891	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 0.568%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2030	EUR	465,000	1,142	—	—	1,142	—
Fixed rate of 3.298%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2030	GBP	645,000	(1,696)	—	—	—	(1,696)
Fixed rate of 0.706%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/25/2030	USD	160,000	(208)	—	—	—	(208)
Fixed rate of 0.971%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/25/2030	USD	250,000	(3,359)	—	—	—	(3,359)
Fixed rate of 1.058%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/26/2030	USD	245,000	(1,058)	—	—	—	(1,058)
Fixed rate of 1.343%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/30/2030	USD	500,000	13,006	—	—	13,006	—
Fixed rate of 1.570%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/29/2030	USD	130,000	10,902	—	—	10,902	—
Fixed rate of 0.619%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/04/2030	USD	150,000	(1,437)	—	—	—	(1,437)
3-Month USD LIBOR	Fixed rate of 2.554%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/06/2030	USD	80,000	(14,450)	—	—	—	(14,450)
3-Month USD LIBOR	Fixed rate of 1.760%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/09/2030	USD	125,000	(12,832)	—	—	—	(12,832)
3-Month USD LIBOR	Fixed rate of 1.315%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/27/2030	USD	390,000	(22,718)	—	—	—	(22,718)
Fixed rate of 1.020%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2030	USD	160,000	4,656	—	—	4,656	—
3-Month NZD LIBOR	Fixed rate of 1.080%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/16/2030	NZD	1,510,000	(11,570)	—	—	—	(11,570)
Fixed rate of 2.447%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/18/2031	USD	80,000	13,095	—	—	13,095	—
Fixed rate of 2.102%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/22/2031	USD	40,000	5,168	—	—	5,168	—
3-Month USD LIBOR	Fixed rate of 1.890%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/08/2031	USD	45,000	(4,750)	—	—	—	(4,750)
3-Month USD LIBOR	Fixed rate of 1.110%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/08/2032	USD	105,000	(2,846)	—	—	—	(2,846)
6-Month JPY BBA LIBOR	Fixed rate of 0.336%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	02/08/2034	JPY	3,070,000	(1,082)	—	—	—	(1,082)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	59

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.645%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/22/2034	USD	120,000	(7,815)	—	—	—	(7,815)
UK Retail Price Index All Items Monthly	Fixed rate of 3.420%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2034	GBP	815,000	(64,930)	—	—	—	(64,930)
3-Month USD LIBOR	Fixed rate of 1.907%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/21/2034	USD	150,000	(13,437)	—	—	—	(13,437)
3-Month USD LIBOR	Fixed rate of 1.933%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/22/2034	USD	120,000	(11,044)	—	—	—	(11,044)
3-Month USD LIBOR	Fixed rate of 1.976%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2034	USD	60,000	(5,766)	—	—	—	(5,766)
3-Month USD LIBOR	Fixed rate of 1.982%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2034	USD	60,000	(5,798)	—	—	—	(5,798)
3-Month USD LIBOR	Fixed rate of 1.998%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/07/2034	USD	130,000	(12,746)	—	—	—	(12,746)
3-Month USD LIBOR	Fixed rate of 2.111%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/12/2034	USD	130,000	(14,139)	—	—	—	(14,139)
UK Retail Price Index All Items Monthly	Fixed rate of 3.360%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	(14,722)	—	—	—	(14,722)
UK Retail Price Index All Items Monthly	Fixed rate of 3.390%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	(17,260)	—	—	—	(17,260)
6-Month JPY BBA LIBOR	Fixed rate of 0.295%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/17/2039	JPY	2,550,000	(864)	—	—	—	(864)
6-Month JPY BBA LIBOR	Fixed rate of 0.167%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	08/08/2039	JPY	1,860,000	(192)	—	—	—	(192)
Fixed rate of 3.360%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2039	GBP	815,000	106,429	—	—	106,429	—
3-Month USD LIBOR	Fixed rate of 2.098%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2039	USD	70,000	(6,799)	—	—	—	(6,799)
Fixed rate of 3.341%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	32,652	—	—	32,652	—
Fixed rate of 3.310%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	28,661	—	—	28,661	—
6-Month JPY BBA LIBOR	Fixed rate of 0.715%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	03/21/2044	JPY	1,800,000	(1,799)	—	—	—	(1,799)
6-Month JPY BBA LIBOR	Fixed rate of 0.201%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	08/28/2044	JPY	930,000	(36)	—	—	—	(36)
Fixed rate of 3.270%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2044	GBP	630,000	123,592	—	—	123,592	—
3-Month USD LIBOR	Fixed rate of 2.110%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/15/2044	USD	160,000	(15,600)	—	—	—	(15,600)
Fixed rate of 3.220%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	300,000	47,263	—	—	47,263	—
Fixed rate of 3.239%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	200,000	33,808	—	—	33,808	—
6-Month JPY BBA LIBOR	Fixed rate of 0.371%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	01/30/2045	JPY	1,450,000	(494)	—	—	—	(494)
3-Month USD LIBOR	Fixed rate of 2.378%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/05/2049	USD	60,000	(7,147)	—	—	—	(7,147)
60	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 1.709%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/16/2049	USD	50,000	(3,105)	—	—	—	(3,105)
3-Month USD LIBOR	Fixed rate of 1.667%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2049	USD	40,000	(2,339)	—	—	—	(2,339)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.786%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/22/2049	USD	175,000	(27,057)	—	—	—	(27,057)
UK Retail Price Index All Items Monthly	Fixed rate of 3.160%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2049	GBP	630,000	(180,713)	—	—	—	(180,713)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.948%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/25/2049	USD	165,000	(36,654)	—	—	—	(36,654)
Fixed rate of 1.770%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/12/2049	USD	40,000	9,659	—	—	9,659	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.960%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/12/2049	USD	385,000	(87,924)	—	—	—	(87,924)
Fixed rate of 1.971%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/10/2050	USD	30,000	8,721	—	—	8,721	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.133%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	200,000	(53,070)	—	—	—	(53,070)
UK Retail Price Index All Items Monthly	Fixed rate of 3.111%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	300,000	(74,358)	—	—	—	(74,358)
Fixed rate of 1.943%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/10/2050	USD	345,000	77,338	—	—	77,338	—
Fixed rate of 1.828%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/10/2050	USD	50,000	12,602	—	—	12,602	—
3-Month USD LIBOR	Fixed rate of 1.245%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/06/2050	USD	40,000	(3,765)	—	—	—	(3,765)
Fixed rate of 0.693%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/11/2050	USD	20,000	(1,138)	—	—	—	(1,138)
Fixed rate of 1.820%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/07/2050	USD	95,000	23,904	—	—	23,904	—
3-Month USD LIBOR	Fixed rate of 2.350%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/15/2050	USD	150,000	(59,582)	—	—	—	(59,582)
Fixed rate of 1.103%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/21/2050	USD	75,000	4,265	—	—	4,265	—
Fixed rate of 1.250%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2050	USD	37,000	3,502	—	—	3,502	—
Fixed rate of 1.929%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/01/2056	USD	10,000	2,532	—	—	2,532	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.750%	Receives at Maturity, Pays at Maturity	Royal Bank of Scotland	09/15/2029	GBP	345,000	(28,893)	—	—	—	(28,893)
Total							(264,831)	—	—	1,950,178	(2,215,009)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month NZD LIBOR	London Interbank Offered Rate	0.490%
3-Month USD LIBOR	London Interbank Offered Rate	1.451%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.287%)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020	61

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2020 (Unaudited)
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.006)%
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	0.500%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.539%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	1.500%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Zero coupon bond.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $42,402,445, which represents 40.66% of total net assets.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	1,082,724	13,068,301	(13,405,619)	745,406	595	(59)	11,018	745,033
Abbreviation Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
62	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2020

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 2.2%
Entertainment 0.5%
Cinemark Holdings, Inc.	217,603	2,217,375
Media 1.7%
Interpublic Group of Companies, Inc. (The)	360,100	5,830,019
ViacomCBS, Inc., Class B	167,025	2,340,020
Total		8,170,039
Total Communication Services		10,387,414
Consumer Discretionary 7.6%
Auto Components 1.5%
BorgWarner, Inc.	297,300	7,245,201
Hotels, Restaurants & Leisure 4.4%
Darden Restaurants, Inc.	133,450	7,267,687
Las Vegas Sands Corp.	44,500	1,889,915
Marriott International, Inc., Class A	65,800	4,922,498
Yum! Brands, Inc.	92,800	6,359,584
Total		20,439,684
Household Durables 0.9%
Mohawk Industries, Inc.(a)	52,300	3,987,352
Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	59,675	3,922,438
Total Consumer Discretionary		35,594,675
Consumer Staples 9.8%
Food & Staples Retailing 3.5%
Kroger Co. (The)	323,275	9,737,043
Sysco Corp.	146,400	6,680,232
Total		16,417,275
Food Products 4.0%
Archer-Daniels-Midland Co.	368,125	12,950,638
Hormel Foods Corp.	119,200	5,559,488
Total		18,510,126
Household Products 2.3%
Clorox Co. (The)	34,700	6,011,775
Kimberly-Clark Corp.	35,775	4,574,549
Total		10,586,324
Total Consumer Staples		45,513,725
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.7%
Oil, Gas & Consumable Fuels 2.7%
Cimarex Energy Co.	174,900	2,943,567
Devon Energy Corp.	370,800	2,562,228
Parsley Energy, Inc., Class A	367,600	2,106,348
Valero Energy Corp.	107,200	4,862,592
Total		12,474,735
Total Energy		12,474,735
Financials 17.1%
Banks 4.0%
Prosperity Bancshares, Inc.	157,900	7,618,675
TCF Financial Corp.	204,500	4,633,970
Zions Bancorp	238,400	6,379,584
Total		18,632,229
Capital Markets 1.3%
E*TRADE Financial Corp.	184,920	6,346,454
Insurance 11.8%
Aflac, Inc.	173,900	5,954,336
Alleghany Corp.	20,070	11,085,665
Allstate Corp. (The)	91,975	8,436,867
American Financial Group, Inc.	114,100	7,996,128
Arthur J Gallagher & Co.	56,850	4,633,844
Everest Re Group Ltd.	37,970	7,306,187
Old Republic International Corp.	303,000	4,620,750
WR Berkley Corp.	93,537	4,879,825
Total		54,913,602
Total Financials		79,892,285
Health Care 8.0%
Health Care Equipment & Supplies 1.4%
Hill-Rom Holdings, Inc.	64,800	6,518,880
Health Care Providers & Services 5.3%
AmerisourceBergen Corp.	75,950	6,721,575
Molina Healthcare, Inc.(a)	47,900	6,692,109
Quest Diagnostics, Inc.	137,626	11,051,368
Total		24,465,052
CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2020	63

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.3%
QIAGEN NV(a)	147,500	6,136,000
Total Health Care		37,119,932
Industrials 14.3%
Aerospace & Defense 1.6%
Textron, Inc.	284,700	7,592,949
Airlines 0.9%
Alaska Air Group, Inc.	139,700	3,977,259
Building Products 1.2%
Owens Corning	147,900	5,739,999
Commercial Services & Supplies 1.0%
Republic Services, Inc.	62,300	4,676,238
Electrical Equipment 1.1%
Hubbell, Inc.	44,040	5,053,150
Machinery 3.6%
AGCO Corp.	155,425	7,343,831
Parker-Hannifin Corp.	48,200	6,252,986
Xylem, Inc.	48,130	3,134,707
Total		16,731,524
Professional Services 1.2%
ManpowerGroup, Inc.	108,100	5,728,219
Road & Rail 3.7%
JB Hunt Transport Services, Inc.	79,300	7,313,839
Landstar System, Inc.	102,200	9,796,892
Total		17,110,731
Total Industrials		66,610,069
Information Technology 15.1%
Communications Equipment 1.4%
Motorola Solutions, Inc.	50,250	6,679,230
Electronic Equipment, Instruments & Components 3.6%
Amphenol Corp., Class A	23,700	1,727,256
Coherent, Inc.(a)	58,725	6,248,927
Flex Ltd.(a)	840,900	7,042,537
Zebra Technologies Corp., Class A(a)	9,500	1,744,200
Total		16,762,920
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.1%
DXC Technology Co.	149,800	1,954,890
Genpact Ltd.	203,600	5,945,120
Leidos Holdings, Inc.	84,400	7,735,260
MAXIMUS, Inc.	136,000	7,915,200
Total		23,550,470
Semiconductors & Semiconductor Equipment 2.2%
KLA Corp.	28,200	4,053,468
Skyworks Solutions, Inc.	69,300	6,194,034
Total		10,247,502
Software 1.8%
Nuance Communications, Inc.(a)	505,700	8,485,646
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	502,000	4,874,420
Total Information Technology		70,600,188
Materials 10.2%
Chemicals 2.8%
Eastman Chemical Co.	155,250	7,231,545
Westlake Chemical Corp.	152,900	5,836,193
Total		13,067,738
Containers & Packaging 4.3%
AptarGroup, Inc.	61,700	6,141,618
Avery Dennison Corp.	85,800	8,740,446
Packaging Corp. of America	59,400	5,157,702
Total		20,039,766
Metals & Mining 3.1%
Reliance Steel & Aluminum Co.	94,797	8,303,269
Steel Dynamics, Inc.	270,600	6,099,324
Total		14,402,593
Total Materials		47,510,097

64	CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.6%
Equity Real Estate Investment Trusts (REITS) 7.6%
Healthcare Trust of America, Inc., Class A	276,775	6,720,097
Highwoods Properties, Inc.	241,500	8,553,930
Lamar Advertising Co., Class A	143,600	7,363,808
National Retail Properties, Inc.	160,525	5,167,300
Public Storage	38,600	7,666,346
Total		35,471,481
Total Real Estate		35,471,481
Utilities 3.8%
Electric Utilities 3.0%
Alliant Energy Corp.	154,500	7,460,805
Xcel Energy, Inc.	111,032	6,695,229
Total		14,156,034
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.8%
DTE Energy Co.	38,105	3,618,832
Total Utilities		17,774,866
Total Common Stocks (Cost $587,535,731)		458,949,467

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	8,217,606	8,213,498
Total Money Market Funds (Cost $8,216,738)		8,213,498
Total Investments in Securities (Cost: $595,752,469)		467,162,965
Other Assets & Liabilities, Net		(826,664)
Net Assets		466,336,301

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	22,716,548	22,650,165	(37,149,107)	8,217,606	2,328	(2,703)	63,015	8,213,498
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Victory Sycamore Established Value Fund | Quarterly Report 2020	65

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 8.8%
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	485,048	26,061,629
Entertainment 1.4%
Electronic Arts, Inc.(a)	120,211	12,041,536
Madison Square Garden Co. (The), Class A(a)	22,125	4,677,446
Take-Two Interactive Software, Inc.(a)	45,127	5,352,513
Walt Disney Co. (The)	125,036	12,078,478
Total		34,149,973
Interactive Media & Services 5.1%
Alphabet, Inc., Class C(a)	91,596	106,508,744
Facebook, Inc., Class A(a)	124,326	20,737,577
Total		127,246,321
Media 0.9%
Altice U.S.A., Inc., Class A(a)	97,809	2,180,163
Cable One, Inc.	1,320	2,170,093
Charter Communications, Inc., Class A(a)	27,540	12,015,977
Omnicom Group, Inc.	138,444	7,600,576
Total		23,966,809
Wireless Telecommunication Services 0.4%
T-Mobile U.S.A., Inc.(a)	111,893	9,387,823
Total Communication Services		220,812,555
Consumer Discretionary 9.7%
Auto Components 0.1%
Goodyear Tire & Rubber Co. (The)	591,755	3,444,014
Automobiles 1.0%
Ford Motor Co.	2,709,649	13,087,605
General Motors Co.	610,426	12,684,652
Total		25,772,257
Diversified Consumer Services 0.0%
frontdoor, Inc.(a)	19,680	684,470
Hotels, Restaurants & Leisure 3.2%
Chipotle Mexican Grill, Inc.(a)	1,037	678,613
Domino’s Pizza, Inc.	30,606	9,918,486
Hilton Worldwide Holdings, Inc.	118,843	8,109,846
Las Vegas Sands Corp.	78,652	3,340,350
Common Stocks (continued)
Issuer	Shares	Value ($)
Marriott International, Inc., Class A	75,423	5,642,395
McDonald’s Corp.	70,201	11,607,735
Starbucks Corp.	334,744	22,006,071
Wynn Resorts Ltd.	71,726	4,317,188
Yum! Brands, Inc.	225,220	15,434,327
Total		81,055,011
Household Durables 0.1%
Whirlpool Corp.	15,513	1,331,016
Internet & Direct Marketing Retail 4.7%
Amazon.com, Inc.(a)	55,963	109,112,181
Booking Holdings, Inc.(a)	2,415	3,248,948
Expedia Group, Inc.	71,205	4,006,705
Total		116,367,834
Multiline Retail 0.5%
Dollar Tree, Inc.(a)	149,530	10,985,969
Specialty Retail 0.1%
Best Buy Co., Inc.	9,469	539,733
Ross Stores, Inc.	20,400	1,774,188
Total		2,313,921
Total Consumer Discretionary		241,954,492
Consumer Staples 6.0%
Beverages 2.1%
Coca-Cola Co. (The)	642,350	28,423,987
PepsiCo, Inc.	205,656	24,699,286
Total		53,123,273
Food & Staples Retailing 0.3%
Kroger Co. (The)	202,334	6,094,300
Sysco Corp.	31,743	1,448,433
Total		7,542,733
Food Products 1.6%
Archer-Daniels-Midland Co.	243,013	8,549,197
Hershey Co. (The)	38,221	5,064,283
Mondelez International, Inc., Class A	521,309	26,107,155
Total		39,720,635
66	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.3%
Colgate-Palmolive Co.	272,377	18,074,938
Kimberly-Clark Corp.	100,570	12,859,886
Total		30,934,824
Tobacco 0.7%
Philip Morris International, Inc.	246,966	18,018,639
Total Consumer Staples		149,340,104
Energy 2.4%
Energy Equipment & Services 0.1%
TechnipFMC PLC	536,090	3,613,246
Oil, Gas & Consumable Fuels 2.3%
ConocoPhillips Co.	395,798	12,190,578
Continental Resources, Inc.	123,093	940,431
EOG Resources, Inc.	443,118	15,916,799
HollyFrontier Corp.	50,261	1,231,897
Marathon Oil Corp.	437,263	1,438,595
Murphy Oil Corp.	169,916	1,041,585
Phillips 66	189,307	10,156,321
Pioneer Natural Resources Co.	91,055	6,387,508
Valero Energy Corp.	162,375	7,365,330
Total		56,669,044
Total Energy		60,282,290
Financials 12.6%
Banks 2.3%
Bank of America Corp.	284,964	6,049,786
JPMorgan Chase & Co.	242,667	21,847,310
M&T Bank Corp.	60,569	6,264,652
PNC Financial Services Group, Inc. (The)	184,257	17,637,080
Texas Capital Bancshares, Inc.(a)	82,383	1,826,431
U.S. Bancorp	127,699	4,399,230
Total		58,024,489
Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	415,513	13,994,478
BlackRock, Inc.	2,880	1,267,114
Charles Schwab Corp. (The)	317,044	10,659,019
CME Group, Inc.	94,527	16,344,664
Intercontinental Exchange, Inc.	304,764	24,609,693
Morgan Stanley	536,596	18,244,264
Common Stocks (continued)
Issuer	Shares	Value ($)
Northern Trust Corp.	113,511	8,565,540
Raymond James Financial, Inc.	53,667	3,391,754
State Street Corp.	150,453	8,014,631
Total		105,091,157
Consumer Finance 0.8%
Ally Financial, Inc.	64,186	926,204
Capital One Financial Corp.	262,502	13,235,351
Synchrony Financial	443,614	7,137,749
Total		21,299,304
Insurance 5.3%
Allstate Corp. (The)	148,449	13,617,227
American International Group, Inc.	853,451	20,696,187
Brighthouse Financial, Inc.(a)	170,190	4,113,492
Chubb Ltd.	78,357	8,751,693
Everest Re Group Ltd.	11,542	2,220,912
Hanover Insurance Group, Inc. (The)	11,150	1,009,967
Lincoln National Corp.	118,448	3,117,551
Marsh & McLennan Companies, Inc.	207,386	17,930,594
MetLife, Inc.	403,227	12,326,649
Progressive Corp. (The)	19,630	1,449,479
Prudential Financial, Inc.	157,906	8,233,219
Reinsurance Group of America, Inc.	26,535	2,232,655
Travelers Companies, Inc. (The)	153,872	15,287,183
Unum Group	198,961	2,986,405
Willis Towers Watson PLC	105,908	17,988,474
Total		131,961,687
Total Financials		316,376,637
Health Care 17.0%
Biotechnology 4.2%
AbbVie, Inc.	513,675	39,136,898
Biogen, Inc.(a)	61,889	19,580,442
bluebird bio, Inc.(a)	5,558	255,446
Gilead Sciences, Inc.	275,821	20,620,378
Incyte Corp.(a)	83,800	6,136,674
Sage Therapeutics, Inc.(a)	21,536	618,514
United Therapeutics Corp.(a)	57,250	5,428,731
Vertex Pharmaceuticals, Inc.(a)	61,716	14,685,322
Total		106,462,405

Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2020	67

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.3%
Align Technology, Inc.(a)	27,389	4,764,316
Boston Scientific Corp.(a)	527,538	17,213,565
Danaher Corp.	209,802	29,038,695
ICU Medical, Inc.(a)	10,393	2,096,996
Medtronic PLC	270,771	24,418,129
Stryker Corp.	25,863	4,305,931
Total		81,837,632
Health Care Providers & Services 4.2%
AmerisourceBergen Corp.	94,978	8,405,553
Anthem, Inc.	69,994	15,891,438
Cigna Corp.	126,785	22,463,767
HCA Healthcare, Inc.	48,025	4,315,046
Humana, Inc.	58,361	18,326,521
McKesson Corp.	109,447	14,803,801
Mednax, Inc.(a)	99,906	1,162,906
Molina Healthcare, Inc.(a)	18,534	2,589,385
UnitedHealth Group, Inc.	66,500	16,583,770
Total		104,542,187
Health Care Technology 0.3%
Cerner Corp.	92,466	5,824,433
Change Healthcare, Inc.(a)	217,323	2,171,051
Total		7,995,484
Pharmaceuticals 5.0%
Elanco Animal Health, Inc.(a)	284,800	6,376,672
Eli Lilly & Co.	193,406	26,829,280
Johnson & Johnson	249,301	32,690,840
Merck & Co., Inc.	326,618	25,129,989
Mylan NV(a)	377,170	5,623,605
Pfizer, Inc.	917,877	29,959,505
Total		126,609,891
Total Health Care		427,447,599
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 6.1%
Aerospace & Defense 1.1%
Arconic, Inc.	244,782	3,931,199
Boeing Co. (The)	27,377	4,083,006
Northrop Grumman Corp.	56,011	16,946,128
Spirit AeroSystems Holdings, Inc., Class A	11,771	281,680
Textron, Inc.	82,111	2,189,900
Total		27,431,913
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc.	92,599	6,178,205
XPO Logistics, Inc.(a)	20,087	979,241
Total		7,157,446
Airlines 0.1%
United Airlines Holdings, Inc.(a)	59,227	1,868,612
Building Products 0.1%
Lennox International, Inc.	3,908	710,435
Resideo Technologies, Inc.(a)	389,984	1,887,523
Total		2,597,958
Commercial Services & Supplies 0.8%
Waste Connections, Inc.	243,802	18,894,655
Electrical Equipment 0.2%
Rockwell Automation, Inc.	28,669	4,326,439
Industrial Conglomerates 0.9%
General Electric Co.	2,911,922	23,120,661
Machinery 1.6%
AGCO Corp.	110,701	5,230,622
Cummins, Inc.	6,584	890,947
Deere & Co.	87,506	12,089,829
PACCAR, Inc.	231,327	14,141,019
Parker-Hannifin Corp.	21,500	2,789,195
Pentair PLC	189,606	5,642,675
Total		40,784,287
Professional Services 0.2%
ManpowerGroup, Inc.	44,792	2,373,528
TriNet Group, Inc.(a)	72,382	2,725,906
Total		5,099,434

68	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.7%
Landstar System, Inc.	37,000	3,546,820
Union Pacific Corp.	98,637	13,911,762
Total		17,458,582
Trading Companies & Distributors 0.1%
WESCO International, Inc.(a)	157,043	3,588,433
Total Industrials		152,328,420
Information Technology 22.6%
Communications Equipment 0.4%
Arista Networks, Inc.(a)	16,453	3,332,555
Juniper Networks, Inc.	313,434	5,999,127
Total		9,331,682
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	197,398	14,386,366
Arrow Electronics, Inc.(a)	100,253	5,200,123
Total		19,586,489
IT Services 5.0%
Accenture PLC, Class A	81,178	13,253,120
DXC Technology Co.	76,681	1,000,687
Fidelity National Information Services, Inc.	174,688	21,249,048
Fiserv, Inc.(a)	237,094	22,521,559
MasterCard, Inc., Class A	123,135	29,744,491
VeriSign, Inc.(a)	62,183	11,198,537
Visa, Inc., Class A	170,016	27,392,978
Total		126,360,420
Semiconductors & Semiconductor Equipment 3.4%
Cirrus Logic, Inc.(a)	52,244	3,428,774
Micron Technology, Inc.(a)	514,705	21,648,492
Qorvo, Inc.(a)	47,847	3,857,904
QUALCOMM, Inc.	532,059	35,993,791
Texas Instruments, Inc.	138,948	13,885,074
Xilinx, Inc.	100,160	7,806,470
Total		86,620,505
Software 7.7%
Autodesk, Inc.(a)	37,831	5,905,419
Ceridian HCM Holding, Inc.(a)	24,040	1,203,683
Citrix Systems, Inc.	110,963	15,706,812
Dropbox, Inc., Class A(a)	339,878	6,151,792
Common Stocks (continued)
Issuer	Shares	Value ($)
FireEye, Inc.(a)	249,824	2,643,138
Fortinet, Inc.(a)	59,969	6,067,064
Microsoft Corp.	817,492	128,926,663
New Relic, Inc.(a)	18,274	844,990
NortonLifeLock, Inc.	285,525	5,342,173
Nutanix, Inc., Class A(a)	27,700	437,660
Salesforce.com, Inc.(a)	97,374	14,019,908
Teradata Corp.(a)	206,561	4,232,435
VMware, Inc., Class A(a)	15,491	1,875,960
Total		193,357,697
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	376,628	95,772,734
Dell Technologies, Inc.(a)	129,150	5,107,883
Hewlett Packard Enterprise Co.	595,620	5,783,470
HP, Inc.	723,828	12,565,654
NetApp, Inc.	121,875	5,080,969
Pure Storage, Inc., Class A(a)	179,258	2,204,873
Western Digital Corp.	134,479	5,597,016
Total		132,112,599
Total Information Technology		567,369,392
Materials 4.2%
Chemicals 3.9%
Air Products & Chemicals, Inc.	81,497	16,267,616
Ashland Global Holdings, Inc.	111,949	5,605,286
Celanese Corp., Class A	57,683	4,233,355
Corteva, Inc.	300,311	7,057,309
DuPont de Nemours, Inc.	241,803	8,245,482
Eastman Chemical Co.	151,014	7,034,232
Element Solutions, Inc.(a)	79,874	667,747
FMC Corp.	56,703	4,632,068
Linde PLC	151,050	26,131,650
PPG Industries, Inc.	184,947	15,461,569
WR Grace & Co.	29,283	1,042,475
Total		96,378,789
Containers & Packaging 0.3%
International Paper Co.	156,200	4,862,506
O-I Glass, Inc.	433,551	3,082,548
Total		7,945,054

Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2020	69

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.0%
Alcoa Corp.(a)	146,599	903,050
Total Materials		105,226,893
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	158,629	34,541,465
Boston Properties, Inc.	41,181	3,798,124
Camden Property Trust	40,871	3,238,618
Essex Property Trust, Inc.	19,601	4,316,924
Gaming and Leisure Properties, Inc.	37,575	1,041,203
Invitation Homes, Inc.	115,925	2,477,317
Mid-America Apartment Communities, Inc.	51,089	5,263,700
SBA Communications Corp.	37,505	10,125,225
SITE Centers Corp.	66,712	347,569
Spirit Realty Capital, Inc.	8,685	227,113
Total		65,377,258
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A(a)	219,081	8,261,545
Total Real Estate		73,638,803
Utilities 5.1%
Electric Utilities 3.7%
American Electric Power Co., Inc.	258,768	20,696,265
Exelon Corp.	228,311	8,404,128
FirstEnergy Corp.	225,211	9,024,205
NextEra Energy, Inc.	156,664	37,696,492
Common Stocks (continued)
Issuer	Shares	Value ($)
NRG Energy, Inc.	132,460	3,610,859
Pinnacle West Capital Corp.	57,078	4,325,942
Portland General Electric Co.	47,296	2,267,370
Southern Co. (The)	104,025	5,631,913
Total		91,657,174
Multi-Utilities 1.0%
Sempra Energy	188,068	21,249,803
WEC Energy Group, Inc.	41,803	3,684,099
Total		24,933,902
Water Utilities 0.4%
American Water Works Co., Inc.	87,950	10,515,302
Total Utilities		127,106,378
Total Common Stocks (Cost $2,766,335,660)		2,441,883,563

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	60,550,703	60,520,428
Total Money Market Funds (Cost $60,543,867)		60,520,428
Total Investments in Securities (Cost: $2,826,879,527)		2,502,403,991
Other Assets & Liabilities, Net		5,296,047
Net Assets		2,507,700,038

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	46,270,899	1,004,911,761	(990,631,957)	60,550,703	(1,156)	(22,096)	322,722	60,520,428
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
70	Variable Portfolio – Partners Core Equity Fund | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.2%
Issuer	Shares	Value ($)
Communication Services 1.2%
Diversified Telecommunication Services 0.4%
ATN International, Inc.	6,345	372,515
ORBCOMM, Inc.(a)	59,753	145,797
Vonage Holdings Corp.(a)	154,861	1,119,645
Total		1,637,957
Entertainment 0.1%
Madison Square Garden Co. (The), Class A(a)	1,716	362,780
Interactive Media & Services 0.1%
TrueCar, Inc.(a)	150,353	363,854
Media 0.6%
comScore, Inc.(a)	142,516	401,895
John Wiley & Sons, Inc., Class A	27,266	1,022,202
Liberty Latin America Ltd., Class C(a)	18,856	193,463
Marchex, Inc.(a)	13,192	19,129
Scholastic Corp.	26,441	673,981
TEGNA, Inc.	48,656	528,404
Tribune Publishing Co.	10,967	88,942
Total		2,928,016
Total Communication Services		5,292,607
Consumer Discretionary 5.8%
Auto Components 1.1%
Adient PLC(a)	42,716	387,434
American Axle & Manufacturing Holdings, Inc.(a)	185,449	669,471
Cooper Tire & Rubber Co.	48,656	793,093
Cooper-Standard Holding, Inc.(a)	52,113	535,201
Dana, Inc.	205,929	1,608,305
Garrett Motion, Inc.(a)	100,697	287,993
Modine Manufacturing Co.(a)	77,616	252,252
Visteon Corp.(a)	5,991	287,448
Total		4,821,197
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.4%
American Public Education, Inc.(a)	33,222	795,002
Graham Holdings Co., Class B	1,458	497,426
Houghton Mifflin Harcourt Co.(a)	119,722	225,077
K12, Inc.(a)	6,453	121,704
Universal Technical Institute, Inc.(a)	21,585	128,431
Total		1,767,640
Hotels, Restaurants & Leisure 1.5%
Boyd Gaming Corp.	34,921	503,561
Fiesta Restaurant Group, Inc.(a)	22,254	89,684
Jack in the Box, Inc.	82,410	2,888,470
Papa John’s International, Inc.	36,494	1,947,685
Red Lion Hotels Corp.(a)	183,237	267,526
Texas Roadhouse, Inc.	17,730	732,249
Wingstop, Inc.	3,460	275,762
Total		6,704,937
Household Durables 0.9%
Bassett Furniture Industries, Inc.	2,423	13,205
GoPro, Inc., Class A(a)	220,128	576,735
Hooker Furniture Corp.	22,388	349,477
La-Z-Boy, Inc.	102,233	2,100,888
M/I Homes, Inc.(a)	58,231	962,559
Total		4,002,864
Internet & Direct Marketing Retail 0.3%
Quotient Technology, Inc.(a)	202,506	1,316,289
Leisure Products 0.6%
Brunswick Corp.	28,083	993,296
Nautilus, Inc.(a)	51,472	134,342
Vista Outdoor, Inc.(a)	162,986	1,434,277
Total		2,561,915
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020	71

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.6%
Aaron’s, Inc.	72,567	1,653,076
Group 1 Automotive, Inc.	8,387	371,209
Haverty Furniture Companies, Inc.	300	3,567
Office Depot, Inc.	324,937	532,897
Winmark Corp.	1,620	206,420
Total		2,767,169
Textiles, Apparel & Luxury Goods 0.4%
Culp, Inc.	13,659	100,530
Delta Apparel, Inc.(a)	300	3,123
Fossil Group, Inc.(a)	63,743	209,714
G-III Apparel Group Ltd.(a)	78,937	607,815
Gildan Activewear, Inc.	37,151	474,047
Rocky Brands, Inc.	1,054	20,395
Unifi, Inc.(a)	9,119	105,324
Vera Bradley, Inc.(a)	7,330	30,200
Total		1,551,148
Total Consumer Discretionary		25,493,159
Consumer Staples 4.0%
Food & Staples Retailing 0.0%
SpartanNash Co.	5,105	73,103
Food Products 3.8%
Farmer Brothers Co.(a)	18,564	129,205
Hain Celestial Group, Inc. (The)(a)	395,072	10,260,020
Hostess Brands, Inc.(a)	182,178	1,942,018
John B. Sanfilippo & Son, Inc.	5,220	466,668
Post Holdings, Inc.(a)	1,687	139,970
TreeHouse Foods, Inc.(a)	84,957	3,750,852
Total		16,688,733
Household Products 0.2%
Central Garden & Pet Co., Class A(a)	23,654	604,833
Total Consumer Staples		17,366,669
Energy 3.8%
Energy Equipment & Services 0.9%
Dril-Quip, Inc.(a)	38,611	1,177,635
Gulf Island Fabrication, Inc.(a)	1,967	5,901
Helix Energy Solutions Group, Inc.(a)	163,855	268,722
Helmerich & Payne, Inc.	57,144	894,304
Common Stocks (continued)
Issuer	Shares	Value ($)
Matrix Service Co.(a)	34,345	325,247
NexTier Oilfield Solutions, Inc.(a)	408,062	477,433
Oceaneering International, Inc.(a)	13,916	40,913
SEACOR Holdings, Inc.(a)	21,970	592,311
Solaris Oilfield Infrastructure, Inc., Class A	41,364	217,161
Total		3,999,627
Oil, Gas & Consumable Fuels 2.9%
Arch Coal, Inc.	33,848	978,207
Berry Corp.	44,925	108,269
Brigham Minerals, Inc., Class A	73,864	610,855
Delek U.S. Holdings, Inc.	113,911	1,795,238
Dorian LPG Ltd.(a)	100,975	879,492
Enerplus Corp.	141,313	209,143
Green Plains, Inc.	99,392	482,051
International Seaways, Inc.	49,535	1,183,391
Magnolia Oil & Gas Corp., Class A(a)	182,163	728,652
Par Pacific Holdings, Inc.(a)	60,604	430,289
Parsley Energy, Inc., Class A	105,003	601,667
PBF Energy, Inc., Class A	41,958	297,063
PDC Energy, Inc.(a)	114,638	711,902
REX American Resources Corp.(a)	1,500	69,765
Scorpio Tankers, Inc.	28,953	553,582
Talos Energy, Inc.(a)	18,425	105,944
Vermilion Energy, Inc.	65,490	203,674
World Fuel Services Corp.	51,163	1,288,284
WPX Energy, Inc.(a)	397,446	1,212,210
Total		12,449,678
Total Energy		16,449,305
Financials 22.4%
Banks 14.8%
1st Source Corp.	1,420	46,051
Amalgamated Bank, Class A	15,821	171,183
American National Bankshares, Inc.	1,443	34,488
Atlantic Capital Bancshares, Inc.(a)	15,895	188,674
Atlantic Union Bankshares Corp.	36,612	801,803
BancFirst Corp.	15,418	514,499
Bancorp, Inc. (The)(a)	66,982	406,581
Bank of Commerce Holdings	4,393	34,573
Bank of Marin Bancorp	5,273	158,190

72	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Bank of Princeton (The)	1,636	38,037
BankFinancial Corp.	5,583	49,186
Banner Corp.	83,555	2,760,657
Baycom Corp.(a)	2,599	31,318
Berkshire Hills Bancorp, Inc.	52,925	786,466
Bryn Mawr Bank Corp.	8,010	227,324
Cadence BanCorp	28,031	183,603
Cambridge Bancorp	500	26,000
Camden National Corp.	524	16,480
Capital City Bank Group, Inc.	7,392	148,727
Capstar Financial Holdings, Inc.	3,400	33,626
Carter Bank & Trust	5,603	51,436
Cathay General Bancorp	80,677	1,851,537
CBTX, Inc.	7,073	125,687
Central Pacific Financial Corp.	40,767	648,195
Central Valley Community Bancorp	6,884	89,767
Chemung Financial Corp.	1,513	49,899
CIT Group, Inc.	12,040	207,810
Coastal Financial Corp.(a)	1,797	18,886
Community Bank System, Inc.	37,919	2,229,637
Community Trust Bancorp, Inc.	14,148	449,765
Cullen/Frost Bankers, Inc.	2,370	132,222
Eagle Bancorp, Inc.	44,741	1,351,626
Enterprise Financial Services Corp.	85,458	2,385,133
Equity Bancshares, Inc., Class A(a)	1,089	18,785
Evans Bancorp, Inc.	11	267
FB Financial Corp.	9,657	190,436
Financial Institutions, Inc.	10,745	194,914
First BanCorp	175,623	934,314
First BanCorp	16,716	385,805
First Busey Corp.	174,492	2,985,558
First Business Financial Services, Inc.	4,892	75,826
First Commonwealth Financial Corp.	88,439	808,332
First Financial Corp.	5,450	183,774
First Internet Bancorp	1,858	30,508
First Interstate Bancsystem, Inc.	25,435	733,545
First Merchants Corp.	24,467	648,131
First Midwest Bancorp, Inc.	25,688	339,981
FNB Corp.	105,634	778,523
Common Stocks (continued)
Issuer	Shares	Value ($)
Glacier Bancorp, Inc.	29,315	996,857
Great Southern Bancorp, Inc.	7,337	296,415
Guaranty Bancshares, Inc.	3,147	72,822
Hancock Whitney Corp.	23,360	455,987
Heartland Financial U.S.A., Inc.	66,308	2,002,502
Heritage Commerce Corp.	10,531	80,773
Heritage Financial Corp.	17,733	354,660
HomeTrust Bancshares, Inc.	11,200	178,304
Iberiabank Corp.	54,721	1,978,711
Independent Bank Corp.	17,650	1,136,130
Independent Bank Corp.	13,378	172,175
Independent Bank Group, Inc.	16,385	387,997
Investors Bancorp, Inc.	388,950	3,107,710
Lakeland Bancorp, Inc.	20,330	219,767
Lakeland Financial Corp.	70,384	2,586,612
Live Oak Bancshares, Inc.	17,407	217,065
Macatawa Bank Corp.	5,661	40,306
Metropolitan Bank Holding Corp.(a)	4,564	122,909
MidWestOne Financial Group, Inc.	3,337	69,877
National Bank Holdings Corp., Class A	104,569	2,499,199
Nicolet Bankshares, Inc.(a)	7,700	420,266
Northrim BanCorp, Inc.	2,526	68,202
OFG Bancorp	37,006	413,727
Old Second Bancorp, Inc.	3,066	21,186
Park National Corp.	1,730	134,317
Peapack Gladstone Financial Corp.	10,316	185,172
Peoples Bancorp, Inc.	5,777	127,961
People’s Utah Bancorp	4,806	93,092
Pinnacle Financial Partners, Inc.	53,034	1,990,896
Preferred Bank	48,617	1,644,227
QCR Holdings, Inc.	11,375	307,921
Renasant Corp.	148,704	3,247,695
Republic First Bancorp, Inc.(a)	16,616	36,389
Sandy Spring Bancorp, Inc.	22,048	499,167
Seacoast Banking Corp. of Florida(a)	113,089	2,070,660
Shore Bancshares, Inc.	6,927	75,158
Sierra Bancorp	3,689	64,853
SmartFinancial, Inc.	7,670	116,661
South Plains Financial, Inc.	3,538	54,804

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020	73

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Southern First Bancshares, Inc.(a)	1,880	53,336
Spirit of Texas Bancshares, Inc.(a)	7,980	82,513
Texas Capital Bancshares, Inc.(a)	3,892	86,286
UMB Financial Corp.	20,890	968,878
Umpqua Holdings Corp.	309,469	3,373,212
United Community Banks, Inc.	105,698	1,935,330
WesBanco, Inc.	81,353	1,928,066
Western Alliance Bancorp	42,106	1,288,865
Wintrust Financial Corp.	48,592	1,596,733
Total		64,420,116
Capital Markets 1.1%
Cowen, Inc.	9,336	90,186
Donnelley Financial Solutions, Inc.(a)	49,064	258,567
Evercore, Inc., Class A	29,608	1,363,744
Piper Sandler Companies	34,515	1,745,424
Waddell & Reed Financial, Inc., Class A	122,739	1,396,770
Total		4,854,691
Consumer Finance 0.6%
Elevate Credit, Inc.(a)	17,085	17,768
Green Dot Corp., Class A(a)	45,010	1,142,804
LendingClub Corp.(a)	69,297	543,981
OneMain Holdings, Inc.	15,557	297,450
SLM Corp.	101,478	729,627
Total		2,731,630
Diversified Financial Services 0.1%
Marlin Business Services Corp.	1,890	21,111
Voya Financial, Inc.	9,965	404,081
Total		425,192
Insurance 3.7%
American Equity Investment Life Holding Co.	38,683	727,240
AMERISAFE, Inc.	23,840	1,536,965
Argo Group International Holdings Ltd.	48,299	1,789,961
Axis Capital Holdings Ltd.	24,456	945,224
Brighthouse Financial, Inc.(a)	19,679	475,641
BRP Group, Inc., Class A(a)	72,079	760,433
CNO Financial Group, Inc.	119,304	1,478,177
Donegal Group, Inc., Class A	3,258	49,522
Employers Holdings, Inc.	26,415	1,070,072
Common Stocks (continued)
Issuer	Shares	Value ($)
FedNat Holding Co.	8,788	100,886
Hallmark Financial Services, Inc.(a)	18,106	73,148
Hanover Insurance Group, Inc. (The)	1,565	141,758
HCI Group, Inc.	11,207	451,082
Heritage Insurance Holdings, Inc.	17,910	191,816
Horace Mann Educators Corp.	46,855	1,714,425
James River Group Holdings Ltd.	18,400	666,816
National General Holdings Corp.	49,593	820,764
Protective Insurance Corp., Class B	4,676	64,295
Reinsurance Group of America, Inc.	11,759	989,402
Selective Insurance Group, Inc.	12,843	638,297
Stewart Information Services Corp.	36,322	968,708
Third Point Reinsurance Ltd.(a)	36,503	270,487
United Insurance Holdings Corp.	8,575	79,233
Total		16,004,352
Mortgage Real Estate Investment Trusts (REITS) 0.1%
Ladder Capital Corp., Class A	127,831	605,919
Thrifts & Mortgage Finance 2.0%
Bridgewater Bancshares, Inc.(a)	10,377	101,176
First Defiance Financial Corp.	19,201	283,023
Flagstar Bancorp, Inc.	70,009	1,388,278
Home Bancorp, Inc.	991	24,200
HomeStreet, Inc.	33,418	742,882
Merchants Bancorp	9,142	138,776
Meridian Bancorp, Inc.	16,350	183,447
OceanFirst Financial Corp.	23,101	367,537
OP Bancorp	6,132	45,745
PCSB Financial Corp.	10,479	146,601
Radian Group, Inc.	158,902	2,057,781
Riverview Bancorp, Inc.	4,320	21,643
Southern Missouri Bancorp, Inc.	681	16,528
Territorial Bancorp, Inc.	167	4,100
TrustCo Bank Corp.	66,743	361,080
Washington Federal, Inc.	73,513	1,908,397
WSFS Financial Corp.	44,514	1,109,289
Total		8,900,483
Total Financials		97,942,383

74	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.5%
Biotechnology 1.1%
Adamas Pharmaceuticals, Inc.(a)	11,020	31,848
Aduro Biotech, Inc.(a)	22,751	62,338
Aeglea BioTherapeutics, Inc.(a)	1,000	4,660
Alkermes PLC(a)	41,946	604,861
AMAG Pharmaceuticals, Inc.(a)	69,340	428,521
Applied Genetic Technologies Corp.(a)	8,528	27,972
BeyondSpring, Inc.(a)	8,069	103,364
Calithera Biosciences, Inc.(a)	8,041	35,702
Concert Pharmaceuticals, Inc.(a)	33,818	298,951
Cytokinetics, Inc.(a)	20,060	236,507
Exicure, Inc.(a)	4,276	6,329
Harpoon Therapeutics, Inc.(a)	1,771	20,508
Immunogen, Inc.(a)	18,160	61,926
Jounce Therapeutics, Inc.(a)	6,721	31,925
Minerva Neurosciences, Inc.(a)	7,361	44,313
Protagonist Therapeutics, Inc.(a)	2,636	18,610
Prothena Corp., PLC(a)	45,509	486,946
Spero Therapeutics, Inc.(a)	5,325	43,026
Sutro Biopharma, Inc.(a)	5,467	55,763
United Therapeutics Corp.(a)	22,556	2,138,873
UNITY Biotechnology, Inc.(a)	18,160	105,328
Total		4,848,271
Health Care Equipment & Supplies 3.4%
Angiodynamics, Inc.(a)	67,726	706,382
Chembio Diagnostics, Inc.(a)	121,918	624,220
ICU Medical, Inc.(a)	10,430	2,104,461
LeMaitre Vascular, Inc.	25,053	624,321
LivaNova PLC(a)	26,043	1,178,446
Natus Medical, Inc.(a)	57,316	1,325,719
Orthofix Medical, Inc.(a)	267,461	7,491,583
Varex Imaging Corp.(a)	40,640	922,934
Total		14,978,066
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.7%
AMN Healthcare Services, Inc.(a)	26,441	1,528,554
Cross Country Healthcare, Inc.(a)	45,790	308,625
Ensign Group, Inc. (The)	39,127	1,471,567
Magellan Health, Inc.(a)	93,802	4,512,814
Mednax, Inc.(a)	198,571	2,311,366
Molina Healthcare, Inc.(a)	2,511	350,812
Owens & Minor, Inc.	105,493	965,261
Triple-S Management Corp., Class B(a)	1,000	14,100
U.S. Physical Therapy, Inc.	3,450	238,050
Total		11,701,149
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.(a)	252,861	1,780,141
Computer Programs & Systems, Inc.	17,634	392,357
Total		2,172,498
Pharmaceuticals 0.8%
Assertio Therapeutics, Inc.(a)	3,147	2,046
Endo International PLC(a)	87,777	324,775
Lannett Co., Inc.(a)	17,842	124,002
Menlo Therapeutics, Inc.(a)	2,840	7,611
Osmotica Pharmaceuticals PLC(a)	7,625	24,247
Phibro Animal Health Corp., Class A	24,048	581,240
Prestige Consumer Healthcare, Inc.(a)	60,079	2,203,698
Strongbridge Biopharma PLC(a)	31,132	58,839
Total		3,326,458
Total Health Care		37,026,442
Industrials 13.2%
Aerospace & Defense 0.8%
AAR Corp.	67,204	1,193,543
Parsons Corp.(a)	32,476	1,037,933
Triumph Group, Inc.	70,968	479,743
Vectrus, Inc.(a)	16,792	695,357
Total		3,406,576
Air Freight & Logistics 0.8%
Air Transport Services Group, Inc.(a)	106,450	1,945,906
Echo Global Logistics, Inc.(a)	44,189	754,748
Forward Air Corp.	14,154	716,900
Total		3,417,554

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020	75

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.2%
Allegiant Travel Co.	7,043	576,117
American Airlines Group, Inc.	8,011	97,654
Spirit Airlines, Inc.(a)	23,659	304,965
Total		978,736
Building Products 1.0%
Apogee Enterprises, Inc.	9,385	195,396
Armstrong Flooring, Inc.(a)	12,610	18,032
Builders FirstSource, Inc.(a)	46,093	563,717
Gibraltar Industries, Inc.(a)	50,076	2,149,262
Insteel Industries, Inc.	3,812	50,509
Quanex Building Products Corp.	99,713	1,005,107
Resideo Technologies, Inc.(a)	63,178	305,782
Total		4,287,805
Commercial Services & Supplies 0.7%
Brink’s Co. (The)	14,685	764,354
Pitney Bowes, Inc.	349,244	712,458
SP Plus Corp.(a)	68,267	1,416,540
Total		2,893,352
Construction & Engineering 1.6%
AECOM(a)	15,578	465,003
Aegion Corp.(a)	68,379	1,226,036
EMCOR Group, Inc.	54,307	3,330,105
Orion Group Holdings, Inc.(a)	8,390	21,814
Sterling Construction Co., Inc.(a)	187,984	1,785,848
Total		6,828,806
Electrical Equipment 3.0%
AZZ, Inc.	78,044	2,194,597
EnerSys	55,493	2,748,013
LSI Industries, Inc.	6,732	25,447
Powell Industries, Inc.	7,104	182,360
Regal Beloit Corp.	126,951	7,991,566
Total		13,141,983
Machinery 3.4%
AGCO Corp.	13,715	648,034
Astec Industries, Inc.	96,928	3,389,572
Briggs & Stratton Corp.	140,637	254,553
CIRCOR International, Inc.(a)	53,913	627,008
Common Stocks (continued)
Issuer	Shares	Value ($)
Columbus McKinnon Corp.	65,519	1,637,975
Commercial Vehicle Group, Inc.(a)	57,590	86,961
Crane Co.	11,036	542,750
Graham Corp.	1,000	12,900
Hyster-Yale Materials Handling, Inc.	10,955	439,186
Kennametal, Inc.	55,666	1,036,501
LB Foster Co., Class A(a)	4,971	61,442
Lydall, Inc.(a)	8,290	53,553
Manitowoc Co., Inc. (The)(a)	146,623	1,246,295
Mueller Water Products, Inc., Class A	126,161	1,010,550
Park-Ohio Holdings Corp.	6,384	120,913
REV Group, Inc.	49,337	205,735
SPX Corp.(a)	80,090	2,614,138
Terex Corp.	69,066	991,788
Wabash National Corp.	659	4,758
Total		14,984,612
Professional Services 1.2%
Barrett Business Services, Inc.	7,820	309,985
CBIZ, Inc.(a)	71,030	1,485,948
Heidrick & Struggles International, Inc.	15,397	346,432
Huron Consulting Group, Inc.(a)	14,691	666,384
Kelly Services, Inc., Class A	11,975	151,963
Korn/Ferry International	52,122	1,267,607
ManpowerGroup, Inc.	7,700	408,023
TrueBlue, Inc.(a)	37,273	475,603
Total		5,111,945
Road & Rail 0.1%
ArcBest Corp.	36,327	636,449
Trading Companies & Distributors 0.4%
BMC Stock Holdings, Inc.(a)	23,993	425,396
CAI International, Inc.(a)	1,686	23,840
Foundation Building Materials, Inc.(a)	27,226	280,156
Herc Holdings Inc(a)	25,896	529,832
MRC Global, Inc.(a)	47,721	203,291
Systemax, Inc.	1,172	20,780

76	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Veritiv Corp.(a)	6,220	48,889
WESCO International, Inc.(a)	18,565	424,210
Total		1,956,394
Total Industrials		57,644,212
Information Technology 15.6%
Communications Equipment 2.0%
ADTRAN, Inc.	57,454	441,247
Calix, Inc.(a)	26,218	185,623
DASAN Zhone Solutions, Inc.(a)	14,859	62,259
EMCORE Corp.(a)	12,184	27,292
Harmonic, Inc.(a)	31,984	184,228
Infinera Corp.(a)	150,042	795,223
InterDigital, Inc.	25,620	1,143,421
NETGEAR, Inc.(a)	48,106	1,098,741
Netscout Systems, Inc.(a)	44,930	1,063,493
Radware Ltd.(a)	113,780	2,397,345
Ribbon Communications, Inc.(a)	85,810	260,004
Sierra Wireless, Inc.(a)	170,519	968,548
Total		8,627,424
Electronic Equipment, Instruments & Components 3.0%
Arlo Technologies, Inc.(a)	127,955	310,931
Arrow Electronics, Inc.(a)	9,198	477,100
Avnet, Inc.	57,516	1,443,651
Bel Fuse, Inc., Class B	12,854	125,198
Belden, Inc.	39,547	1,426,856
Benchmark Electronics, Inc.	56,148	1,122,398
Daktronics, Inc.	30,033	148,063
FARO Technologies, Inc.(a)	105,441	4,692,124
FLIR Systems, Inc.	32,440	1,034,512
Scansource, Inc.(a)	1,807	38,652
SYNNEX Corp.	12,482	912,434
TTM Technologies, Inc.(a)	135,261	1,398,599
Total		13,130,518
IT Services 1.8%
Conduent, Inc.(a)	562,798	1,378,855
CSG Systems International, Inc.	19,810	829,048
EVERTEC, Inc.	43,175	981,368
Genpact Ltd.	8,570	250,244
Common Stocks (continued)
Issuer	Shares	Value ($)
KBR, Inc.	29,992	620,235
MAXIMUS, Inc.	18,668	1,086,478
NIC, Inc.	22,880	526,240
Perspecta, Inc.	38,198	696,732
TTEC Holdings, Inc.	32,766	1,203,167
Unisys Corp.(a)	17,750	219,212
Total		7,791,579
Semiconductors & Semiconductor Equipment 2.4%
Alpha & Omega Semiconductor Ltd.(a)	23,693	151,872
Ambarella, Inc.(a)	10,895	529,061
Cirrus Logic, Inc.(a)	33,350	2,188,760
Diodes, Inc.(a)	23,782	966,382
MKS Instruments, Inc.	23,307	1,898,355
NeoPhotonics Corp.(a)	24,764	179,539
Semtech Corp.(a)	21,082	790,575
SMART Global Holdings, Inc.(a)	10,766	261,614
Synaptics, Inc.(a)	51,665	2,989,853
Veeco Instruments, Inc.(a)	52,415	501,612
Total		10,457,623
Software 4.7%
Alarm.com Holdings, Inc.(a)	32,829	1,277,376
American Software, Inc., Class A	4,485	63,732
Avaya Holdings Corp.(a)	117,855	953,447
Box, Inc., Class A(a)	98,893	1,388,458
CommVault Systems, Inc.(a)	39,453	1,597,057
FireEye, Inc.(a)	422,245	4,467,352
j2 Global, Inc.	27,499	2,058,300
Progress Software Corp.	194,579	6,226,528
QAD, Inc., Class A	601	23,998
Rosetta Stone, Inc.(a)	53,092	744,350
Synchronoss Technologies, Inc.(a)	81,691	249,158
Telenav, Inc.(a)	41,025	177,228
TiVo Corp.	183,688	1,300,511
Total		20,527,495

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020	77

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.7%
Diebold, Inc.(a)	23,380	82,298
Intevac, Inc.(a)	8,288	33,898
NCR Corp.(a)	360,667	6,383,806
Super Micro Computer, Inc.(a)	42,354	901,293
Total		7,401,295
Total Information Technology		67,935,934
Materials 5.6%
Chemicals 1.6%
AdvanSix, Inc.(a)	37,260	355,460
Ashland Global Holdings, Inc.	12,229	612,306
Element Solutions, Inc.(a)	23,349	195,198
Ferro Corp.(a)	170,917	1,599,783
Huntsman Corp.	61,008	880,345
Kraton Performance Polymers, Inc.(a)	25,896	209,758
Minerals Technologies, Inc.	39,785	1,442,604
Rayonier Advanced Materials, Inc.	45,913	48,668
Stepan Co.	6,228	550,929
Trinseo SA	47,751	864,771
Valvoline, Inc.	6,353	83,161
Total		6,842,983
Construction Materials 0.3%
Eagle Materials, Inc.	7,610	444,576
Summit Materials, Inc., Class A(a)	57,279	859,185
Total		1,303,761
Containers & Packaging 0.8%
Graphic Packaging Holding Co.	55,009	671,110
O-I Glass, Inc.	17,519	124,560
Silgan Holdings, Inc.	98,392	2,855,336
Total		3,651,006
Metals & Mining 1.6%
Allegheny Technologies, Inc.(a)	74,595	634,057
Coeur Mining, Inc.(a)	97,068	311,588
Compass Minerals International, Inc.	84,892	3,265,795
Olympic Steel, Inc.	14,750	152,663
Pan American Silver Corp.	7,860	112,634
Ryerson Holding Corp.(a)	9,905	52,695
Schnitzer Steel Industries, Inc., Class A	105,072	1,370,139
Common Stocks (continued)
Issuer	Shares	Value ($)
SunCoke Energy, Inc.	294,144	1,132,454
TimkenSteel Corp.(a)	52,651	170,063
Total		7,202,088
Paper & Forest Products 1.3%
Boise Cascade Co.	51,062	1,214,254
Louisiana-Pacific Corp.	69,633	1,196,295
PH Glatfelter Co.	253,077	3,092,601
Verso Corp., Class A(a)	8,136	91,774
Total		5,594,924
Total Materials		24,594,762
Real Estate 8.9%
Equity Real Estate Investment Trusts (REITS) 8.8%
Armada Hoffler Properties, Inc.	19,244	205,911
Brandywine Realty Trust	150,454	1,582,776
Camden Property Trust	5,920	469,101
Columbia Property Trust, Inc.	124,481	1,556,012
CorePoint Lodging, Inc.	63,920	250,566
Cousins Properties, Inc.	29,658	868,090
Empire State Realty Trust, Inc., Class A	146,984	1,316,977
Equity Commonwealth	278,632	8,835,421
Franklin Street Properties Corp.	34,316	196,631
Gaming and Leisure Properties, Inc.	41,464	1,148,967
Getty Realty Corp.	10,527	249,911
Investors Real Estate Trust	27,014	1,485,770
Kite Realty Group Trust	63,024	596,837
Lexington Realty Trust	199,993	1,985,930
National Health Investors, Inc.	6,016	297,912
New Senior Investment Group, Inc.	43,915	112,422
Outfront Media, Inc.	51,414	693,061
Pebblebrook Hotel Trust	30,603	333,267
Physicians Realty Trust	211,567	2,949,244
Piedmont Office Realty Trust, Inc.	56,953	1,005,790
Preferred Apartment Communities, Inc., Class A	112,081	804,742
QTS Realty Trust Inc., Class A	21,359	1,239,036
Retail Opportunity Investments Corp.	83,903	695,556
Retail Value, Inc.	21,234	260,116
Rexford Industrial Realty, Inc.	15,579	638,895
RLJ Lodging Trust	114,263	882,110
SITE Centers Corp.	46,934	244,526

78	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SL Green Realty Corp.	9,316	401,520
Spirit Realty Capital, Inc.	22,500	588,375
STAG Industrial, Inc.	127,317	2,867,179
Summit Hotel Properties, Inc.	190,272	802,948
Sunstone Hotel Investors, Inc.	166,247	1,448,011
Washington Real Estate Investment Trust	53,894	1,286,450
Total		38,300,060
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA(a)	9,670	74,169
Consolidated-Tomoka Land Co.	4,366	197,911
Forestar Group, Inc.(a)	5,705	59,046
Total		331,126
Total Real Estate		38,631,186
Utilities 5.2%
Electric Utilities 1.7%
Allete, Inc.	51,708	3,137,641
Genie Energy Ltd., Class B	5,638	40,481
NRG Energy, Inc.	14,729	401,513
PNM Resources, Inc.	45,001	1,710,038
Portland General Electric Co.	44,612	2,138,699
Total		7,428,372
Gas Utilities 2.0%
New Jersey Resources Corp.	54,727	1,859,076
Northwest Natural Holding Co.	2,230	137,702
ONE Gas, Inc.	3,274	273,772
South Jersey Industries, Inc.	54,876	1,371,900
Southwest Gas Holdings, Inc.	42,885	2,983,081
Spire, Inc.	27,154	2,022,430
Total		8,647,961
Independent Power and Renewable Electricity Producers 0.1%
Atlantica Yield PLC	26,230	584,929
Multi-Utilities 0.9%
Avista Corp.	28,590	1,214,789
Black Hills Corp.	45,642	2,922,458
Total		4,137,247
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.5%
California Water Service Group	39,350	1,980,092
Total Utilities		22,778,601
Total Common Stocks (Cost $591,106,791)		411,155,260

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Small Cap 0.2%
iShares S&P Small-Cap 600 Value ETF	11,407	1,140,016
Total Exchange-Traded Equity Funds (Cost $1,568,656)		1,140,016

Rights —%
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(d),(e)	23,249,434	23,237,809
Total Money Market Funds (Cost $23,245,859)		23,237,809
Total Investments in Securities (Cost: $615,921,306)		435,533,085
Other Assets & Liabilities, Net		1,104,355
Net Assets		436,637,440

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020	79

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	30,297,404	45,727,366	(52,775,336)	23,249,434	2,339	(7,874)	100,896	23,237,809
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
80	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2020